UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21910
 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant's telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period:  June 1, 2017 – November 30, 2017

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM

11.30.17 (Unaudited)

Guggenheim Funds Semiannual Report

GuggenheimInvestments.com

ETF-002-SAR-1117

GUGGENHEIMINVESTMENTS.COM

. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	13

Performance Report and Fund Profile	14

About Shareholders’ Fund Expenses	22

Schedule of Investments	23

Statement of Assets and Liabilities	42

Statement of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	50

Notes to Financial Statements	57

Other Information	64

Information on Board of Trustees and Officers	65

Trust Information	68

Guggenheim Investments Privacy Policies	69

About the Trust Adviser	Back Cover

(Unaudited)	November 30, 2017

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the six months ended November 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. Guggenheim Funds Distributors, LLC is the distributor of the Funds.

To learn more about economic and market conditions over the last six months and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Guggenheim Funds Investment Advisors, LLC

December 31, 2017

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ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2017

At period end, the economy was enjoying the lowest unemployment rate since December 2000, the highest small business optimism since 1983, strong corporate earnings growth, and the prospect of a new tax regime that could stimulate growth and business investment. Regulatory relief for banks was also in the offing, alleviating undue burdens on mid-sized lenders. All this positive news prompted the U.S. Federal Reserve (the “Fed”) to gradually raise rates toward neutral in 2017, but an overheating labor market could force the Fed to take the punchbowl away in 2018.

The fourth quarter of 2017 saw the commencement of the Fed’s balance sheet roll-off in October and another rate hike in December, taking the fed funds target to a range of 1.25% to 1.50%. Soft inflation surprised many market participants in 2017, but due to base effects and a tight labor market, core inflation may start to rise. With the unemployment rate approaching 3.5%, Fed hikes may occur at a faster pace in 2018 than policymakers or financial markets currently expect.

While the 2018 economic outlook is positive, the Fed is moving to increasingly tight policy, and investors need to remain vigilant for late-cycle trends in the business cycle. In the meantime, the reduction in the corporate tax rate to 21% should be good for earnings, and the immediate expensing of capital expenditures could cause a surge in capital spending. However, higher levered segments of the fixed-income market may face negative effects from new rules governing tax deductibility of interest expense above certain limits. Investors must ensure that they are being adequately compensated for taking on credit risk in this environment.

For the six months ended November 30, 2017, the Standard & Poor’s 500® (“S&P 500”) Index* returned 10.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 7.94%. The return of the MSCI Emerging Markets Index* was 13.03%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 0.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 2.28%. The return of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index* was 0.50% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	November 30, 2017

*Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The S&P/TSX Composite Index is a capitalization-weighted index. The index is designed to measure performance of the broad Canadian economy through changes in the aggregate market value of stocks representing all major industries.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management, or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management, or the upstream supply chain of forests and timberlands.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg Barclays industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2017

ENY Guggenheim Canadian Energy Income ETF

Fund Overview
The Guggenheim Canadian Energy Income ETF, NYSE Arca ticker: ENY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P/TSX High Income Energy Index (the “Index”). The Index includes the constituent stocks of the S&P/TSX Composite Index that are classified as energy companies, according to the Global Industry Classification Standard (“GICS”), and that also meet specific yield requirements.

The Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited–whether based on net asset value (“NAV”) or market price–assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 4.12%, which included an increase in market price over the period to $8.29 on November 30, 2017, from $8.09 on May 31, 2017. On an NAV basis, the Fund generated a total return of 4.11%, which included an increase in NAV over the period to $8.34 on November 30, 2017, from $8.14 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

For underlying index and broad Canadian equity market comparison purposes, the underlying Index returned 4.76%, and the S&P/TSX Composite Index returned 11.26% for the six-month period ended November 30, 2017.

The Fund made the following quarterly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0656
September 2017	$0.0706
Total	$0.1362

Performance Attribution
Since nearly all of the Fund’s portfolio is invested in the energy sector, the return of this sector was the major source of the Fund’s positive NAV return for the six-month period ended November 30, 2017.

Positions that contributed the most to return included PrairieSky Royalty Ltd., which generates royalty revenues from petroleum and natural gas that are produced from its properties; Canadian Natural Resources Ltd., an independent crude oil and natural gas producer; and Vermilion Energy, Inc., an international oil and gas producer (5.7%, 5.5%, and 5.4%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most included Peyto Exploration & Development Corp., an explorer and producer of unconventional natural gas in Alberta’s Deep Basin; Crescent Point Energy Corp., an oil and gas company based in Calgary, Alberta; and Parkland Fuel Corp., which engages in the marketing and distribution of petroleum products (2.5%, 4.9%, and 3.3%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

TAO Guggenheim China Real Estate ETF

Fund Overview
The Guggenheim China Real Estate ETF, NYSE Arca ticker: TAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the “Index”).

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts (“REITs”) which are open to foreign ownership and derive a majority of their revenues from real estate development, management, and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong, and Macau. The Index was created by AlphaShares, LLC and is maintained by Standard & Poor’s.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 17.30%, which included an increase in market price over the period to $29.49 on November 30, 2017, from $25.14 on May 31, 2017. On an NAV basis, the Fund generated a total return of 17.87%, which included an increase in NAV over the period to $29.49 on November 30, 2017, from $25.02 on May 31, 2017. At the end of the period the Fund’s market price shares and NAV shares were equal, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

For underlying index and market comparison purposes, the Index returned 18.16% and the MSCI China Index returned 23.86% for the six-month period ended November 30, 2017.

The Fund did not make a distribution during the period.

Performance Attribution
Nearly all of the Fund’s investments are in the real estate sector. For the six-month period ended November 30, 2017, that sector contributed the most to return.

Positions that contributed the most to the Fund’s return included Sunac China Holdings Ltd., which focuses on large-scale property developments in Tianjin and other cities; China Evergrande Group, a property developer in Guangdong that sell apartments to upper- and middle-income dwellers; and Country Garden Holdings Co. Ltd., a property development company based in Guangdong Province (5.1%, 6.2%, and 5.9%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Hang Lung Group Ltd., which engages in property development for sales and leasing, car park management, property management, and dry cleaning businesses; Hang Lung Properties Ltd., formerly Amoy Properties, and parented by Hang Lung Group, a Hong Kong real estate company; and Wheelock & Co. Ltd., a Hong Kong-based financial real estate company (1.7%, 2.6%, and 3.0%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF

Fund Overview
The Guggenheim China Small Cap ETF, NYSE Arca ticker: HAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the “Index”).

The Index is designed to measure and monitor the performance of publicly traded mainland China-based small-capitalization companies. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. For inclusion in the Index, AlphaShares defines small-capitalization companies as those companies with a maximum $1.5 billion float-adjusted market capitalization.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 17.26%, which included an increase in market price over the period to $29.28 on November 30, 2017, from $24.97 on May 31, 2017. On an NAV basis, the Fund generated a total return of 16.95%, which included an increase in NAV over the period to $29.47 on November 30, 2017, from $25.20 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

For underlying index and broad market comparison purposes, the Index returned 15.70% and the MSCI China Index returned 23.86% for the six-month period ended November 30, 2017.

The Fund did not make a distribution during the period.

Performance Attribution
For the six-month period ended November 30, 2017, the consumer discretionary sector was the largest contributor to the Fund’s return, followed by the consumer staples sector. The utilities sector was the only detractor from return. The telecommunications services sector contributed least.

Positions that contributed the most to the Fund’s return included Sunac China Holdings Ltd., which focuses on large-scale property developments in Tianjin and other cities; BeiGene Ltd. ADR, a biopharma company focused on developing cancer treatments; and YY, Inc., ADR Class A, a video-based social media company in China (3.4%, 1.1%, and 1.6%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included China Jicheng Holdings Ltd., which makes and sells umbrellas; Momo, Inc. ADR Class A, a Chinese social networking platform; and New Provenance Everlasting Holdings Ltd., which sources and sells metal minerals and related industrial materials (less than 0.1%, 0.6%, and 0.1%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF

Fund Overview
The Guggenheim Frontier Markets ETF, NYSE Arca ticker: FRN (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the BNY Mellon New Frontier Index (the “Index”).

The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and local securities of certain countries that are represented in the Index. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”), and ordinary share classes of equity securities listed on exchanges in Frontier Market countries (as defined below).

The Bank of New York Mellon, the Fund’s Index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure, and social inequalities. These countries are: Argentina*, Bahrain*, Bangladesh*, Bulgaria, Croatia, Cyprus, Jordan*, Kazakhstan*, Kenya, Kuwait, Latvia, Lithuania, Morocco, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka*, Tunisia*, Vietnam and Zambia (*denotes that such country must have an eligible class in a developed emerging market).

The universe of potential Index constituents includes all liquid ADRs, GDRs, and ordinary shares which meet certain criteria with respect to trading volume and market capitalization. Potential Index constituents include securities with free-float market capitalizations greater than $250 million, which may include securities of all categories of market capitalizations, as defined by the Index Provider. The Fund also may invest directly in other exchange-traded funds (“ETFs”) that provide exposure to securities similar to those securities in which the Fund may directly invest.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 8.73%, which included an increase in market price over the period to $14.94 on November 30, 2017, from $13.74 on May 31, 2017. On an NAV basis, the Fund generated a total return of 8.79%, which included an increase in NAV over the period to $14.97 on November 30, 2017, from $13.76 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

The Index returned 10.39% and the MSCI Emerging Markets Index returned 13.03% for the six-month period ended November 30, 2017.

The Fund did not make a distribution during the period.

Performance Attribution
For the six-month period ended November 30, 2017, the financials sector was the largest contributor to return, followed by the real estate sector. The information technology sector was the largest detractor from return, followed by the health care sector.

Positions that contributed the most to the Fund’s return included Aroundtown S.A., real estate holding company, which is focused on investing in the European real estate market; KAZ Minerals Plc, a copper company focused on large scale, low cost open pit mining in Kazakhstan; and Copa Holdings, S.A. Class A, which provides international airline passenger and cargo service (4.8%, 3.6%, and 5.4%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Habib Bank Ltd., which engages in commercial banking and asset management related services in Pakistan and overseas; Lucky Cement Ltd., a Pakistan cement producer; and Banca Transilvania S.A., a banking institution with headquarters in Romania (1.0%, 1.0%, and 2.8%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF

Fund Overview
The Guggenheim International Multi-Asset Income ETF, NYSE Arca ticker: HGI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks International Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a universe of international companies, global real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Canadian royalty trusts, and American Depositary Receipts (“ADRs”) of emerging market companies and U.S. listed closed-end funds that invest in international companies, and at all times is comprised of at least 40% non-U.S. securities. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc.

The Fund will invest at least 90% of its total assets in securities that comprise the Index and underlying securities representing the ADRs included in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 3.83%, which included an increase in market price over the period to $17.15 on November 30, 2017, from $16.79 on May 31, 2017. On an NAV basis, the Fund generated a total return of 4.18%, which included an increase in NAV over the period to $17.23 on November 30, 2017, from $16.81 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

For underlying index and broad market comparison purposes, the Index returned 4.21% and the MSCI EAFE Index returned 7.94% for the six-month period ended November 30, 2017.

The Fund made the following quarterly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1290
September 2017	$0.1460
Total	$0.2750

Performance Attribution
For the six-month period ended November 30, 2017, the energy sector was the largest contributor to return, followed by the materials sector. The utilities sector was the largest detractor from return, followed by the consumer staples sector.

Positions that contributed the most to the Fund’s return included Braskem S.A. Preferred ADR Class A, a Brazilian petrochemical company (0.8% of the Fund’s long-term investments at period end); SM Energy Co., an American petroleum and natural gas exploration company (1.6% of the Fund’s long-term investments at period end); and Nortel Inversora S.A. ADR Pfd. Class B, a holding company which holds a controlling interest in Telecom Argentina STET-France Telecom S.A., the provider of telecom services in the northern half of Argentina (not held in the Fund’s portfolio at period end).

Positions that detracted the most from the Fund’s return included Qiwi Plc ADR Class B, a provider of payment services in Russia and the CIS (not held in the Fund’s portfolio at period end); Companhia Paranaense de Energia Sponsored ADR Pfd. Class B, a Brazilian electric utility (1.0% of the Fund’s long-term investments at period end; and Huaneng Power International, Inc. Sponsored ADR Class N, a Chinese electric utility (not held in the Fund’s portfolio at period end).

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CUT Guggenheim MSCI Global Timber ETF

Fund Overview
The Guggenheim MSCI Global Timber ETF, NYSE Arca ticker: CUT (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the MSCI ACWI IMI Timber Select Capped Index (the “Index”).

The MSCI ACWI IMI Timber Select Capped Index is designed to measure the performance of securities that are engaged in the ownership and management of forests and timberlands and production of finished products which use timber as raw material. These companies include companies that produce forest products, paper products and paper packaging products, and real estate investment trusts (“REITs”) that own and/or manage timberland. Index constituents must be constituents of the MSCI ACWI Investable Market Index, a rules-based index that measures equity market performance of developed and emerging markets.

The Fund will invest at least 90% of its total assets in common stock, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 14.43%, which included an increase in market price over the period to $31.49 on November 30, 2017, from $27.52 on May 31, 2017. On an NAV basis, the Fund generated a total return of 14.25%, which included an increase in NAV over the period to $31.50 on November 30, 2017, from $27.57 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

The MSCI ACWI IMI Timber Select Capped Index returned 14.30% for the six-month period ended November 30, 2017. The S&P Global Timber and Forestry Index returned 17.50%; and the MSCI World Index returned 9.55%. The STOXX® Europe TMI (Total Market Index) Forestry & Paper Index returned 8.09%. It is a market-capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI.

The Fund did not make a distribution during the period.

Performance Attribution
Most of the Fund’s portfolio is invested in the materials sector, and it was the major contributor to the Fund’s return for the six-month period ended November 30, 2017. The Fund also has positions in the materials sector, which contributed to return for the period.

Positions that contributed the most to the Fund’s return included Avery Dennison Corp., which produces and sells pressure-sensitive materials worldwide; Packaging Corporation of America, a manufacturer of containerboard and corrugated packaging; and DS Smith Plc, a British-based international packaging business (4.3%, 4.7%, and 3.3%, respectively, of the Fund’s long-term investments at period end).

Positions detracting the most from the Fund’s return included Mondi Plc, which manufactures and sells packaging and paper products primarily in central Europe, Russia, North America, and South Africa; Suzano Papel e Celulose S.A., which produces and sells eucalyptus pulp and paper products; and Hokuetsu Kishu Paper Co. Ltd., which manufactures and sells paper products in Japan, Asia, North America, and internationally (3.7%, 1.0%, and 0.3%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

SEA Guggenheim Shipping ETF

Fund Overview
The Guggenheim Shipping ETF, NYSE Arca ticker: SEA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Dow Jones Global Shipping IndexSM (the “Index”).

The Index is designed to measure the performance of high-dividend paying companies in the global shipping industry. CME Group Index Services, LLC (the “Index Provider”) uses a rules-based methodology to rank companies by yield that are involved in the shipping industry globally that primarily transport goods and materials. The Index Provider considers a company to be in the shipping industry if its revenues are derived primarily from shipping activities (excluding companies solely involved in transporting passengers). The Index Provider determines whether a company is “high-dividend paying” by ranking it relative to other companies in the shipping industry based upon indicated annual yield (most recent distribution annualized and divided by the current share price). The companies in the Index may be located in any country, including those classified as emerging markets.

The Fund will at all times invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts(“GDRs”), and master limited partnerships (“MLPs”) that comprise the Index and the underlying stocks of the ADRs and GDRs in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 2.26%, which included a decrease in market price over the period to $11.48 on November 30, 2017, from $11.49 on May 31, 2017. On an NAV basis, the Fund generated a total return of 2.44%, which included an increase in NAV over the period to $11.51 on November 30, 2017, from $11.50 on May 31, 2017. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.

For underlying index and broad market comparison purposes, the Index returned 1.87% and the MSCI World Index returned 9.55% for the six-month period ended November 30, 2017.

The Fund made the following quarterly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1515
September 2017	$0.1250
Total	$0.2765

Performance Attribution
Most of the Fund’s portfolio is invested in the energy and the industrials sectors; the energy sector contributed to return, while the industrials sector detracted.

Positions that contributed most to the Fund’s return included GasLog Ltd., which owns, operates, and manages liquefied natural gas carriers; Teekay Corp., which is a marine energy transportation, storage & production company; and Golar LNG Ltd., which is a liquefied natural gas shipping company (3.4%, 2.7%, and 5.9%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included A.P. Moller-Maersk AS—Class B, a Danish business conglomerate with activities in the transport & logistics and energy sectors; Nordic American Tankers Ltd., which owns 33 crude oil tankers; and COSCO SHIPPING Ports Ltd. which manages container terminal operations, container manufacturing and leasing, shipping agency and freight forwarding services (18.1%, 2.2%, and 4.3%, respectively, of the Fund’s long-term investments at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

RISKS AND OTHER CONSIDERATIONS (Unaudited)	November 30, 2017

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Equity Risk: The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Foreign Investment Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk: The Funds’ return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Funds may not be fully invested at times. If the Funds utilize a sampling approach or futures or other derivative positions, their return may not correlate with the Index return, as would be the case if they purchased all of the stocks with the same weightings as the Index.

Passive Management Risk: The Funds are not “actively” managed. Therefore, they would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Industry Risk: If its Index is comprised of issuers in a particular industry or sector, a Fund would therefore be focused in that industry or sector. Accordingly, that Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Emerging Markets Risk (excluding CUT, FRN, HGI, TAO, HAO and SEA): Investment in securities of issuers based in developing or “emerging markets” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Canadian Risk (ENY and HGI): Investing in Canadian royalty trusts and stocks listed on the TSX are subject to: Commodity Exposure Risk, Reliance on Exports Risk, U.S. Economic Risk and Structural Risk (Political Risk).

Master Limited Partnership (MLP) Risk (FRN, SEA and HGI): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

China Investment Risk (HAO and TAO): Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.

REIT Risk (HGI, TAO and CUT): Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.

Risks of Investing In Other Investment Companies (HGI): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

Risks of Investing in Frontier Securities (FRN): Investment in securities in emerging markets countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risk of investing in emerging markets countries are magnified in frontier countries.

As of the date of this report, a significant percentage of the BNY Mellon New Frontier DR Index is comprised of securities of companies from Argentina. To the extent that the Index is focused on securities of any one country, including Argentina, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Securities Lending Risk: Although each Fund will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2017

ENY Guggenheim Canadian Energy Income ETF

Fund Statistics
Share Price	$8.29
Net Asset Value	$8.34
Discount to NAV	-0.60%
Net Assets ($000)	$22,696

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim Canadian
Energy Income ETF
NAV	4.11%	(2.72%)	(8.83%)	(9.18%)	(6.92%)
Market	4.12%	(3.63%)	(9.04%)	(9.15%)	(6.98%)
Sustainable Canadian
Energy Income
Index S&P/TSX
High Income
Energy
Index	4.76%	(1.93%)	(7.77%)	(8.33%)[1]	(5.85%)[1]
S&P/TSX
Composite
Index	11.26%	13.91%	1.84%	3.24%	4.12%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The S&P/TSX Composite Index is the headline index for the Canadian equity market. It is the broadest in the S&P/TSX family and is the basis for multiple sub-indices. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.90%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.00%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Energy	94.5%
Basic Materials	4.6%
Total Long-Term Investments	99.1%
Securities Lending Collateral	5.2%
Total Investments	104.3%
Other Assets & Liabilities, net	(4.3%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Pembina Pipeline Corp.	6.8%
Cenovus Energy, Inc.	6.0%
Inter Pipeline Ltd.	5.8%
PrairieSky Royalty Ltd.	5.6%
Suncor Energy, Inc.	5.5%
Canadian Natural Resources Ltd.	5.4%
Vermilion Energy, Inc.	5.3%
TransCanada Corp.	4.9%
Crescent Point Energy Corp.	4.9%
Enbridge, Inc.	4.9%
Top Ten Total	55.1%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]	Benchmark returns reflect the blended return of the Sustainable Canadian Energy Income Index from 12/01/07 – 7/31/13 and the return of the S&P/TSX High Income Energy Index, net of foreign withholding taxes, from 8/1/13 – 11/30/17.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

ENY Guggenheim Canadian Energy Income ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

TAO Guggenheim China Real Estate ETF

Fund Statistics
Share Price	$29.49
Net Asset Value	$29.49
Premium to NAV	—%
Net Assets ($000)	$74,014

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(12/18/07)
Guggenheim China
Real Estate ETF
NAV	17.87%	41.41%	13.71%	8.83%	4.69%
Market	17.30%	42.24%	13.94%	8.71%	4.69%
AlphaShares China
Real Estate
Index	18.16%	42.22%	14.10%	9.35%	5.40%
MSCI China
Index	23.86%	44.99%	12.46%	10.52%	3.38%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $23.50 per share for share price returns or initial net asset value (NAV) of $23.50 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.99%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	91.7%
Diversified	5.0%
Energy	1.6%
Consumer, Cyclical	0.7%
Industrial	0.3%
Total Long-Term Investments	99.3%
Securities Lending Collateral	0.9%
Total Investments	100.2%
Other Assets & Liabilities, net	(0.2%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
China Evergrande Group	6.1%
Country Garden Holdings Company Ltd.	5.9%
Sunac China Holdings Ltd.	5.1%
Link REIT	4.8%
Henderson Land Development Company Ltd.	4.8%
Sun Hung Kai Properties Ltd.	4.8%
CK Asset Holdings Ltd.	4.5%
Hongkong Land Holdings Ltd.	4.4%
New World Development Company Ltd.	4.3%
China Resources Land Ltd.	4.2%
Top Ten Total	48.9%

“Ten Largest Holdings” excludes any temporary cash investments.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF

Fund Statistics
Share Price	$29.28
Net Asset Value	$29.47
Discount to NAV	-0.64%
Net Assets ($000)	$94,319

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(01/30/08)
Guggenheim
China Small
Cap ETF
NAV	16.95%	25.33%	5.88%	8.33%	3.86%
Market	17.26%	24.89%	5.54%	8.11%	3.79%
AlphaShares
China Small
Cap Index	15.70%	24.58%	3.69%	6.94%	3.74%
MSCI China
Index	23.86%	44.99%	12.46%	10.52%	4.88%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.90%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.75% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.88%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	24.8%
Industrial	17.7%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	13.2%
Basic Materials	9.0%
Communications	7.5%
Technology	5.0%
Other	6.3%
Total Long-Term Investments	99.9%
Securities Lending Collateral	8.8%
Total Investments	108.7%
Other Assets & Liabilities, net	(8.7%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sunac China Holdings Ltd.	3.4%
YY, Inc. ADR	1.6%
Kingboard Chemical Holdings Ltd.	1.4%
Autohome, Inc. ADR	1.1%
BeiGene Ltd.	1.1%
China Lodging Group Ltd.	1.1%
Xinyi Glass Holdings Ltd.	1.1%
Zall Group Ltd.	1.1%
Kingsoft Corporation Ltd.	1.1%
Nine Dragons Paper Holdings Ltd.	1.0%
Top Ten Total	14.0%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF

Fund Statistics
Share Price	$14.94
Net Asset Value	$14.97
Discount to NAV	-0.20%
Net Assets ($000)	$63,469

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(06/12/08)
Guggenheim Frontier
Markets ETF
NAV	8.79%	33.02%	2.15%	(1.74%)	(2.61%)
Market	8.73%	33.11%	2.38%	(1.87%)	(2.63%)
BNY Mellon New
Frontier
Index	10.39%	36.59%	4.78%	(0.01%)	(1.34%)
MSCI Emerging
Markets
Index	13.03%	32.82%	6.15%	4.61%	2.33%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.99%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	44.6%
Communications	14.9%
Energy	12.2%
Consumer, Non-cyclical	8.2%
Consumer, Cyclical	7.5%
Basic Materials	4.9%
Industrial	3.9%
Utilities	3.5%
Total Long-Term Investments	99.7%
Securities Lending Collateral	1.3%
Total Investments	101.0%
Other Assets & Liabilities, net	(1.0%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
MercadoLibre, Inc.	5.4%
Copa Holdings S.A. — Class A	5.4%
Aroundtown S.A.	4.7%
National Bank of Kuwait SAKP	3.8%
KAZ Minerals plc	3.6%
Safaricom Ltd.	3.4%
Attijariwafa Bank	2.9%
Kuwait Finance House KSCP	2.8%
Banca Transilvania S.A.	2.8%
Guaranty Trust Bank plc	2.4%
Top Ten Total	37.2%

“Ten Largest Holdings” excludes any temporary cash investments.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF

Fund Statistics
Share Price	$17.15
Net Asset Value	$17.23
Discount to NAV	(0.46%)
Net Assets ($000)	$13,784

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim
International
Multi-Asset
Income ETF
NAV	4.18%	18.98%	2.28%	4.88%	1.09%
Market	3.83%	18.68%	2.29%	4.78%	1.12%
MSCI EAFE
Index	7.94%	27.27%	5.97%	8.24%	1.55%
Zacks International
Multi-Asset
Income
Index	4.21%	19.26%	2.28%	4.99%	2.18%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The MSCI EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia and the Far East.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.52%. In the Financial Highlights section of this Semi-annual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.33%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	14.8%
Financial	14.8%
Energy	14.3%
Closed-End Funds	10.1%
Communications	9.3%
Basic Materials	9.1%
Industrial	8.3%
Consumer, Non-cyclical	7.2%
Other	11.6%
Total Long-Term Investments	99.5%
Securities Lending Collateral	4.7%
Total Investments	104.2%
Other Assets & Liabilities, net	(4.2%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Mobile TeleSystems PJSC ADR	1.9%
SM Energy Co.	1.6%
Power Assets Holdings Ltd.	1.4%
Murphy Oil Corp.	1.3%
Devon Energy Corp.	1.3%
Vedanta Ltd. ADR	1.3%
EOG Resources, Inc.	1.3%
Anadarko Petroleum Corp.	1.2%
Hopewell Highway Infrastructure Ltd.	1.2%
Cabot Oil & Gas Corp. — Class A	1.2%
Top Ten Total	13.7%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

CUT Guggenheim MSCI Global Timber ETF

Fund Statistics
Share Price	$31.49
Net Asset Value	$31.50
Discount to NAV	(0.03%)
Net Assets ($000)	$222,098

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim
MSCI Global
Timber ETF
NAV	14.25%	29.39%	10.68%	12.18%	4.41%
Market	14.43%	29.05%	10.78%	12.05%	4.29%
MSCI ACWI IMI
Timber Select
Capped Index/
Beacon Global
Timber
Index	14.30%	29.58%	10.76%[1]	12.57%[1]	5.24%[1]
MSCI World
Index	9.55%	23.66%	8.19%	11.75%	4.76%
S&P Global
Timber &
Forestry
Index	17.50%	37.10%	12.85%	12.93%	3.95%
STOXX Europe
TMI Forestry &
Paper
Index	8.09%	37.65%	20.94%	22.67%	6.78%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

The STOXX® Europe TMI Forestry & Paper Index is a market capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI index. Using the market standard ICB (Industry Classification Benchmark), companies with primary revenue sources from the Forestry & Paper sector are selected from the STOXX Europe TMI universe, which covers 95 percent of the free float market capitalization across 18 Western European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom).

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.70%. In the Financial Highlights section of this Semi-annual Report, the Fund’s annualized net operating expense ratio was 0.55% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.67%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.55% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.55%. Without this expense cap, actual returns would be lower. Please see the Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Basic Materials	46.5%
Industrial	38.7%
Financial	7.7%
Consumer, Non-cyclical	6.8%
Total Long-Term Investments	99.7%
Securities Lending Collateral	0.7%
Total Investments	100.4%
Other Assets & Liabilities, net	(0.4%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
WestRock Co.	5.3%
International Paper Co.	5.1%
UPM-Kymmene Oyj	5.0%
Weyerhaeuser Co.	4.9%
Amcor Ltd.	4.9%
Packaging Corporation of America	4.7%
Avery Dennison Corp.	4.3%
Sealed Air Corp.	3.9%
Mondi plc	3.7%
Stora Enso Oyj — Class R	3.6%
Top Ten Total	45.4%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]	Benchmark returns reflect the blended return of the Beacon Global Timer Index for 12/01/07 - 05/19/16 and the return of the MSCI ACWI IMI Timber Select Capped Index from 05/20/16 - 05/31/2017.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

SEA Guggenheim Shipping ETF

Fund Statistics
Share Price	$11.48
Net Asset Value	$11.51
Discount to NAV	(0.26%)
Net Assets ($000)	$110,489

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2017
	Six Month	Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(06/11/10)
Guggenheim
Shipping ETF
NAV	2.44%	10.92%	(9.68%)	(1.02%)	(6.24%)
Market	2.26%	9.81%	(9.74%)	(1.01%)	(6.28%)
Delta Global
Shipping Index/
Dow Jones
Global Shipping
Index	1.87%	9.86%	(10.68%)	(1.73%)	(6.61%)[1]
MSCI World
Index	9.55%	23.66%	8.19%	11.75%	11.45%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.96 per share for share price returns or initial net asset value (NAV) of $25.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Industrial	91.3%
Consumer, Non-cyclical	4.3%
Energy	4.2%
Total Long-Term Investments	99.8%
Securities Lending Collateral	16.9%
Total Investments	116.7%
Other Assets & Liabilities, net	(16.7%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
AP Moller - Maersk A/S — Class B	18.1%
Mitsui OSK Lines Ltd.	7.6%
Golar LNG Ltd.	5.9%
COSCO SHIPPING Ports Ltd.	4.3%
Matson, Inc.	4.2%
Sembcorp Marine Ltd.	4.2%
Euronav N.V.	4.0%
Ship Finance International Ltd.	4.0%
Teekay LNG Partners, LP	3.7%
GasLog Partners, LP	3.5%
Top Ten Total	59.5%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]	The benchmark return reflects the blended return of the Delta Global Shipping Index from 6/11/10 – 7/26/11 and the return of the Dow Jones Global Shipping IndexSM from 7/27/11 – 11/30/17.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	November 30, 2017

Shareholder Expense Example

As a shareholder of the Funds, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on May 31, 2017 and held for the six months ended November 30, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio[1]	Fund Return	May 31, 2017	November 30, 2017	During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Canadian Energy Income ETF	0.74%	4.11%	$1,000.00	$1,041.13	$3.79
Guggenheim China Real Estate ETF	0.70%	17.87%	1,000.00	1,178.66	3.82
Guggenheim China Small Cap ETF	0.75%	16.95%	1,000.00	1,169.46	4.08
Guggenheim Frontier Markets ETF	0.70%	8.79%	1,000.00	1,087.93	3.66
Guggenheim International Multi-Asset Income ETF	0.70%	4.18%	1,000.00	1,041.78	3.58
Guggenheim MSCI Global Timber ETF	0.55%	14.25%	1,000.00	1,142.50	2.95
Guggenheim Shipping ETF	0.65%	2.44%	1,000.00	1,024.40	3.26

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Canadian Energy Income ETF	0.74%	5.00%	$1,000.00	$1,021.36	$3.75
Guggenheim China Real Estate ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim China Small Cap ETF	0.75%	5.00%	1,000.00	1,021.31	3.80
Guggenheim Frontier Markets ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim International Multi-Asset Income ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim MSCI Global Timber ETF	0.55%	5.00%	1,000.00	1,022.31	2.79
Guggenheim Shipping ETF	0.65%	5.00%	1,000.00	1,021.81	3.29

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period May 31, 2017 to November 30, 2017.

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

ENY Guggenheim Canadian Energy Income ETF

	Shares	Value
COMMON STOCKS† – 99.1%
Energy – 94.5%
Pembina Pipeline Corp.	44,464	$1,550,700
Cenovus Energy, Inc.	141,501	1,350,976
Inter Pipeline Ltd.	62,880	1,322,711
PrairieSky Royalty Ltd.	48,527	1,271,654
Suncor Energy, Inc.	36,057	1,252,465
Canadian Natural Resources Ltd.	36,271	1,232,026
Vermilion Energy, Inc.	34,187	1,207,412
TransCanada Corp.	23,086	1,108,873
Crescent Point Energy Corp.	151,753	1,108,434
Enbridge, Inc.	29,269	1,105,284
Keyera Corp.	38,478	1,085,974
AltaGas Ltd.	47,456	1,080,404
ARC Resources Ltd.	87,652	1,075,664
Enbridge Income Fund Holdings, Inc.[1]	33,197	769,434
Parkland Fuel Corp.	36,814	734,394
Whitecap Resources, Inc.	104,510	713,066
Peyto Exploration & Development Corp.[1]	46,615	553,967
Gibson Energy, Inc.	40,404	541,940
ShawCor Ltd.	19,725	425,030
Mullen Group Ltd.	29,372	356,577
Enerflex Ltd.	25,014	307,748
Freehold Royalties Ltd.	26,029	307,507
Pason Systems, Inc.	20,865	299,460
Secure Energy Services, Inc.	46,133	282,893
TORC Oil & Gas Ltd.	38,125	208,928
Ensign Energy Services, Inc.	36,154	179,605
Total Energy		21,433,126

Basic Materials – 4.6%
Cameco Corp.	111,951	1,051,469
Total Common Stocks
(Cost $26,495,766)		22,484,595

	Face Amount
SECURITIES LENDING COLLATERAL††,2 – 5.2%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$276,940	$276,940
Citigroup Global Markets, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	276,940	276,940
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	276,940	276,940
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	276,940	276,940

Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	$82,038	$82,038
Total Securities Lending Collateral
(Cost $1,189,798)		1,189,798
Total Investments – 104.3%
(Cost $27,685,564)		$23,674,393
Other Assets & Liabilities, net – (4.3)%		(977,904)
Total Net Assets – 100.0%		$22,696,489

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017— See Note 5.
2	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
Canada	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Canadian Dollar	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
Investments		Significant	Significant
in Securities	Level 1	Observable	Unobservable
(Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$22,484,595	$—	$—	$22,484,595
Securities Lending Collateral	—	1,189,798	—	1,189,798
Total Assets	$22,484,595	$1,189,798	$—	$23,674,393

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

TAO Guggenheim China Real Estate ETF

	Shares	Value
COMMON STOCKS† – 99.3%
Financial – 91.7%
China Evergrande Group*,1	1,374,822	$4,541,550
Country Garden Holdings Company Ltd.	2,750,559	4,331,756
Sunac China Holdings Ltd.[1]	815,806	3,760,341
Link REIT	402,136	3,586,179
Henderson Land Development Company Ltd.	547,560	3,575,524
Sun Hung Kai Properties Ltd.	215,195	3,515,772
CK Asset Holdings Ltd.	393,500	3,312,671
Hongkong Land Holdings Ltd.	442,500	3,230,250
New World Development Company Ltd.	2,214,648	3,209,881
China Resources Land Ltd.	1,088,513	3,128,872
China Overseas Land & Investment Ltd.	876,992	2,784,743
Sino Land Company Ltd.	1,225,474	2,218,663
Wheelock & Company Ltd.	320,149	2,197,125
China Vanke Company Ltd. — Class H	529,791	1,929,855
Hang Lung Properties Ltd.	814,934	1,917,811
Swire Properties Ltd.	424,196	1,436,581
Longfor Properties Company Ltd.	573,631	1,347,007
Hang Lung Group Ltd.	345,415	1,242,755
Zall Group Ltd.*	1,215,769	1,156,585
Hysan Development Company Ltd. — Class A*	205,495	1,101,120
Kerry Properties Ltd.	238,131	1,051,896
Guangzhou R&F Properties Company Ltd. — Class H	408,824	874,160
Shimao Property Holdings Ltd.	436,297	852,461
Agile Group Holdings Ltd.	583,470	841,191
CIFI Holdings Group Company Ltd.	1,411,407	778,874
Sino-Ocean Group Holding Ltd.	1,211,304	758,403
China Jinmao Holdings Group Ltd.*	1,675,735	757,387
Fortune Real Estate Investment Trust REIT	553,536	683,220
Champion REIT	820,224	607,013
KWG Property Holding Ltd.	559,347	591,561
Shenzhen Investment Ltd.	1,205,204	512,314
Great Eagle Holdings Ltd.	94,799	509,790
Logan Property Holdings Company Ltd.	508,000	480,018
Yuexiu Property Company Ltd.	2,497,617	450,903
SOHO China Ltd.	753,719	426,550
Shui On Land Ltd.	1,396,258	380,788
Poly Property Group Company Ltd.*,1	781,177	345,069
China South City Holdings Ltd.[1]	1,321,549	323,187
Chinese Estates Holdings Ltd.	191,886	309,565
Yanlord Land Group Ltd.	247,463	304,966
Yuexiu Real Estate Investment Trust REIT	449,335	299,165
Greentown China Holdings Ltd.[1]	253,073	289,682
K Wah International Holdings Ltd.	509,385	272,622
Sunlight Real Estate Investment Trust REIT	393,044	268,733
Hopson Development Holdings Ltd.	265,829	250,846
Joy City Property Ltd.	1,432,000	214,519
Renhe Commercial Holdings Company Ltd.*	6,233,929	203,535
China Overseas Grand Oceans Group Ltd.	343,416	182,476
Tian An China Investment Company Ltd.*	224,427	163,503
Carnival Group International Holdings Ltd.*	3,146,764	155,118
SEA Holdings Ltd.	94,000	99,293
Glorious Property Holdings Ltd.*	1,069,300	97,207
Asian Growth Properties Ltd.	76,080	47,116
Total Financial		67,908,172

Diversified – 5.0%
Swire Pacific Ltd. — Class A	196,894	1,893,260
Wharf Holdings Ltd.	381,306	1,201,010
Swire Pacific Ltd. — Class B	380,185	619,184
Total Diversified		3,713,454

Energy – 1.6%
Fullshare Holdings Ltd.*,1	2,781,268	1,164,470

Consumer, Cyclical – 0.7%
Red Star Macalline Group Corporation Ltd. — Class H2	409,478	508,558

Industrial – 0.3%
China Logistics Property Holdings Company Ltd.*	718,156	231,717
Total Common Stocks
(Cost $66,228,817)		73,526,371

	Face Amount
SECURITIES LENDING COLLATERAL††,3 – 0.9%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$250,000	250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	250,000	250,000
BNP Paribas Securities Corp.
issued 11/30/17 at 1.03%
due 12/01/17	139,056	139,056
Total Securities Lending Collateral
(Cost $639,056)		639,056
Total Investments – 100.2%
(Cost $66,867,873)		$74,165,427
Other Assets & Liabilities, net – (0.2)%		(151,570)
Total Net Assets – 100.0%		$74,013,857

See notes to financial statements.
24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

TAO Guggenheim China Real Estate ETF continued

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $508,558 (cost $462,211), or 0.7% of total net assets.
3	Securities lending collateral — See Note 5.

REIT Real Estate Investment Trust

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
Hong Kong	55.6%
China	44.0%
Singapore	0.4%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	95.2%
United States Dollar	4.4%
Singapore Dollar	0.4%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
Investments		Significant	Significant
in Securities	Level 1	Observable	Unobservable
(Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$73,526,371	$—	$—	$73,526,371
Securities Lending Collateral	—	639,056	—	639,056
Total Assets	$73,526,371	$639,056	$—	$74,165,427

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF

	Shares	Value
COMMON STOCKS† – 99.9%
Financial – 24.9%
Sunac China Holdings Ltd.[1]	705,377	$3,251,335
Zall Group Ltd.*,1	1,064,850	1,013,013
Guangzhou R&F Properties Company Ltd. — Class H	358,353	766,241
Agile Group Holdings Ltd.	510,972	736,671
Far East Horizon Ltd.	781,556	712,488
Chong Sing Holdings FinTech Gr*,1	5,200,899	692,548
Bank of Jinzhou Company Ltd. — Class H1	568,242	687,549
CIFI Holdings Group Company Ltd.	1,233,308	680,592
China Everbright Ltd.	298,707	666,241
China Jinmao Holdings Group Ltd.*	1,472,805	665,668
Sino-Ocean Group Holding Ltd.	1,061,824	664,813
Chongqing Rural Commercial Bank Company Ltd. — Class H	886,793	627,892
China International Capital Corporation Ltd. — Class H1,2	243,129	512,394
KWG Property Holding Ltd.	470,787	497,900
China Reinsurance Group Corp. — Class H	2,144,853	461,365
Shanghai Industrial Holdings Ltd.	160,821	454,035
Shenzhen Investment Ltd.	1,057,003	449,316
Logan Property Holdings Company Ltd.	448,524	423,818
Yuexiu Property Company Ltd.	2,150,326	388,205
SOHO China Ltd.	647,787	366,600
Shui On Land Ltd.	1,197,751	326,651
Noah Holdings Ltd.*,1	7,954	321,342
Greentown Service Group Company Ltd.	417,627	314,415
Future Land Development Holdings Ltd.	528,123	301,584
Harbin Bank Company Ltd. — Class H*,2	1,046,900	298,915
Poly Property Group Company Ltd.*,1	671,700	296,710
Fanhua, Inc.*,1	13,292	286,310
Orient Securities Company Ltd. — Class H2	286,888	285,044
Yuzhou Properties Company Ltd.	567,274	279,635
Yanlord Land Group Ltd.	222,777	274,543
China South City Holdings Ltd.[1]	1,120,121	273,928
Guotai Junan International Holdings Ltd.[1]	844,833	272,590
Jiayuan International Group Ltd.*	307,197	263,136
China Aoyuan Property Group Ltd.	460,633	252,428
Greentown China Holdings Ltd.[1]	215,583	246,769
Powerlong Real Estate Holdings Ltd.	486,066	222,178
China SCE Property Holdings Ltd.	507,833	221,724
China Zheshang Bank Company Ltd. — Class H	409,498	220,211
Hopson Development Holdings Ltd.	225,843	213,114
Bank of Zhengzhou Company Ltd. — Class H2	338,889	186,579
Joy City Property Ltd.	1,235,445	185,075
Renhe Commercial Holdings Company Ltd.*	5,633,714	183,939
Ronshine China Holdings Ltd.*	164,608	179,779
Central China Securities Company Ltd. — Class H1	408,900	174,341
Huishang Bank Corporation Ltd. — Class H	342,234	173,523
Times Property Holdings Ltd.[1]	183,506	171,988
Shengjing Bank Company Ltd. — Class H2	210,025	163,498
China Overseas Grand Oceans Group Ltd.	305,125	162,130
Beijing Capital Land Ltd. — Class H	300,406	150,007
Redco Properties Group Ltd.[2]	313,213	148,381
Bank of Chongqing Company Ltd. — Class H	181,387	142,830
Bank of Tianjin Company Ltd. — Class H	190,517	137,822
Carnival Group International Holdings Ltd.*	2,720,430	134,102
China Overseas Property Holdings Ltd.[1]	459,632	124,174
Sunshine 100 China Holdings Ltd.*,2	272,434	122,086
Yirendai Ltd. ADR*,1	2,936	117,029
LVGEM China Real Estate Investment Company Ltd.	361,214	110,073
Yida China Holdings Ltd.	330,726	103,323
Shanghai Industrial Urban Development Group Ltd.	476,475	102,491
Bank of Qingdao Company Ltd. — Class H2	111,801	91,328
Glorious Property Holdings Ltd.*	897,176	81,559
Beijing Enterprises Medical & Health Group Ltd.*	1,564,099	76,100
Fantasia Holdings Group Company Ltd.	500,465	69,205
Guorui Properties Ltd.	243,356	63,564
Colour Life Services Group Company Ltd.*	95,707	60,045
China Development Bank Financial Leasing
Company Ltd. — Class H2	248,818	56,707
Hydoo International Holding Ltd.*	577,901	48,835
China Financial International Investments Ltd.*	1,706,921	48,081
National Agricultural Holdings Ltd.*,†††,4	308,064	19,722
Mingfa Group International Company Ltd.*,†††,4	563,025	—
Total Financial		23,478,227

Industrial – 17.7%
Xinyi Glass Holdings Ltd.	864,240	1,054,544
China National Building Material Company Ltd. — Class H1	1,016,822	934,775
Yangzijiang Shipbuilding Holdings Ltd.	771,460	899,178
Beijing Capital International Airport Company Ltd. — Class H*	503,282	743,627
Haitian International Holdings Ltd.	223,886	655,015
Lee & Man Paper Manufacturing Ltd.	503,703	590,110
BYD Electronic International Company Ltd.	222,637	533,060
China Communications Services Corp. Ltd. — Class H	833,188	529,131
Hollysys Automation Technologies Ltd.*	17,139	425,390
COSCO SHIPPING Holdings Company Ltd. — Class H*,1	894,706	425,004
SITC International Holdings Company Ltd.	429,494	415,735
China Resources Cement Holdings Ltd.	603,419	398,664
Beijing Enterprises Clean Energy Group Ltd.*,1	11,878,252	387,820
AviChina Industry & Technology Company Ltd. — Class H1	719,624	376,848
BBMG Corp. — Class H1	811,055	374,883
Sinotrans Ltd. — Class H	744,562	373,701
China Energy Engineering Corporation Ltd. — Class H	2,152,503	369,306
China Railway Signal & Communication
Corporation Ltd. — Class H2	489,834	363,132

See notes to financial statements.
26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† – 99.9% (continued)
Industrial – 17.7% (continued)
Shanghai Electric Group Company Ltd. — Class H*	922,134	$361,288
Xinjiang Goldwind Science & Technology
Company Ltd. — Class H1	234,006	315,796
Metallurgical Corporation of China Ltd. — Class H	993,770	293,924
China International Marine Containers
Group Co. Ltd. — Class H	158,413	284,771
China National Materials Company Ltd. — Class H	367,181	281,138
Guangshen Railway Company Ltd. — Class H	492,077	272,179
Greatview Aseptic Packaging Company Ltd.	391,878	269,441
COSCO SHIPPING Development Company Ltd. — Class H*	1,298,661	266,044
COSCO SHIPPING Energy Transportation
Company Ltd. — Class H	450,749	240,663
China Water Affairs Group Ltd.	291,442	232,475
China Zhongwang Holdings Ltd.	489,951	231,482
Lonking Holdings Ltd.	651,586	231,094
China Lesso Group Holdings Ltd.	346,293	221,249
Tianneng Power International Ltd.	247,578	210,166
China Logistics Property Holdings Company Ltd.*	645,468	208,263
Zoomlion Heavy Industry Science and Technology
Company Ltd. — Class H1	448,861	191,379
China High Speed Transmission Equipment Group Co. Ltd.	154,902	187,226
China Machinery Engineering Corp. — Class H	287,414	185,471
CPMC Holdings Ltd.	198,915	165,037
CT Environmental Group Ltd.	980,263	163,164
West China Cement Ltd.*	898,481	135,747
CSSC Offshore and Marine Engineering Group
Company Ltd. — Class H	78,523	116,625
SIIC Environment Holdings Ltd.	313,605	114,081
Chaowei Power Holdings Ltd.[1]	234,154	113,626
Sinotrans Shipping Ltd.	441,961	105,253
Dongjiang Environmental Company Ltd. — Class H	69,924	102,242
Seaspan Corp.*,1	16,847	98,892
Dongfang Electric Corporation Ltd. — Class H*	117,712	96,910
Harbin Electric Company Ltd. — Class H	227,963	96,028
Ozner Water International Holding Ltd.*,2	315,249	94,855
China Aircraft Leasing Group Holdings Ltd.	85,043	88,852
Tianjin Port Development Holdings Ltd.	533,099	79,178
China Aerospace International Holdings Ltd.	663,972	79,063
Wasion Group Holdings Ltd.	158,365	78,674
COSCO SHIPPING International Hong Kong Company Ltd.	191,965	75,457
Chiho Environmental Group Ltd.*	145,398	72,976
Kangda International Environmental Co. Ltd.*,2	321,068	69,885
AVIC International Holding HK Ltd.*	1,109,631	66,065
Tianjin Capital Environmental Protection Group
Company Ltd. — Class H	114,912	63,855
China Singyes Solar Technologies Holdings Ltd.*	181,375	62,934
First Tractor Company Ltd. — Class H	138,969	57,650
Sany Heavy Equipment International Holdings Company Ltd.*	313,471	49,769
Jiangnan Group Ltd.	666,368	48,633
NVC Lighting Holding Ltd.	497,529	47,777
China Ocean Industry Group Ltd.*	3,973,810	29,001
China Shanshui Cement Group Ltd.*,†††,4	2,598,948	—
Total Industrial		16,706,201

Consumer, Non-cyclical – 16.4%
BeiGene Ltd*	13,257	1,060,560
3SBio, Inc.*,2	399,043	776,607
Shanghai Fosun Pharmaceutical Group
Company Ltd. — Class H	131,519	634,844
Zhejiang Expressway Company Ltd. — Class H	505,311	605,581
Sihuan Pharmaceutical Holdings Group Ltd.	1,701,721	599,182
Jiangsu Expressway Company Ltd. — Class H	433,696	594,165
Shenzhen International Holdings Ltd.	329,095	592,440
Dali Foods Group Company Ltd.[2]	710,909	557,061
Tsingtao Brewery Company Ltd. — Class H	119,179	483,723
China First Capital Group Ltd.*	1,030,180	473,528
Shandong Weigao Group Medical Polymer
Company Ltd. — Class H	615,791	421,817
Luye Pharma Group Ltd.[1]	621,313	411,281
Uni-President China Holdings Ltd.	447,665	346,200
Health and Happiness H&H International Holdings Ltd.*	62,844	344,788
SSY Group Ltd.	599,276	337,612
China Agri-Industries Holdings Ltd.	760,809	315,615
Tong Ren Tang Technologies Company Ltd. — Class H	197,408	276,516
Fu Shou Yuan International Group Ltd.	340,748	269,188
Qingdao Port International Company Ltd. — Class H2	388,642	256,766
CAR, Inc.*	289,994	252,485
Livzon Pharmaceutical Group, Inc. — Class H	33,475	240,234
China Resources Phoenix Healthcare Holdings Company Ltd.	186,314	238,552
China Shengmu Organic Milk Ltd.*,1,2	1,375,090	232,404
Shenzhen Expressway Company Ltd. — Class H	239,345	230,758
Universal Medical Financial & Technical Advisory
Services Company Ltd.[1,2]	243,495	226,030
China Maple Leaf Educational Systems Ltd.	209,104	222,218
Tibet Water Resources Ltd.*	504,477	218,967
Vinda International Holdings Ltd.	106,746	217,040
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. — Class H	73,431	211,073
Virscend Education Company Ltd.[2]	383,388	210,097
Microport Scientific Corp.	161,469	186,067
CP Pokphand Company Ltd.	2,249,896	175,724
China Modern Dairy Holdings Ltd.*	861,588	172,093
Wumart Stores, Inc. — Class H*,†††,4	322,551	171,803

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† – 99.9% (continued)
Consumer, Non-cyclical – 16.4% (continued)
Lifetech Scientific Corp.*	748,247	$171,489
United Laboratories International Holdings Ltd.*	205,854	166,050
Tarena International, Inc.*,1	11,890	160,396
Yuexiu Transport Infrastructure Ltd.	220,280	159,635
Goodbaby International Holdings Ltd.	294,917	157,839
Sinovac Biotech Ltd*	17,560	140,129
YiChang HEC ChangJiang Pharmaceutical
Company Ltd. — Class H2	45,952	138,559
Hi Sun Technology China Ltd.*	641,345	129,744
Dalian Port PDA Company Ltd. — Class H	669,030	129,348
China Foods Ltd.[1]	249,697	123,407
Anhui Expressway Company Ltd. — Class H	139,926	114,482
Sichuan Expressway Company Ltd. — Class H	293,750	110,953
Consun Pharmaceutical Group Ltd.	112,935	104,112
Yestar Healthcare Holdings Company Ltd.	231,574	100,514
Golden Meditech Holdings Ltd.*,1	640,991	91,099
Qinhuangdao Port Company Ltd. — Class H	254,943	90,093
China Shineway Pharmaceutical Group Ltd.	96,189	88,181
Dawnrays Pharmaceutical Holdings Ltd.	133,870	71,990
Shanghai Haohai Biological Technology
Company Ltd. — Class H2	13,932	64,396
Xiamen International Port Company Ltd. — Class H	332,740	63,905
China Distance Education Holdings Ltd. ADR	6,869	60,791
Poly Culture Group Corporation Ltd. — Class H	28,638	58,521
Yashili International Holdings Ltd.*	293,047	57,782
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical
Company Ltd. — Class H	96,405	53,447
China Huiyuan Juice Group Ltd.*	176,371	53,294
China Beidahuang Industry Group Holdings Ltd. — Class A*	1,082,171	51,960
China Yurun Food Group Ltd.*	467,959	47,334
PW Medtech Group Ltd.*	225,369	44,438
YuanShengTai Dairy Farm Ltd.*	1,059,506	40,019
Qianhai Health Holdings Ltd.*	3,015,136	35,517
Harmonicare Medical Holdings Ltd.*,2	83,824	32,198
China Animal Healthcare Ltd.*,†††,4	863,000	8,287
China Huishan Dairy Holdings Company Ltd.*,†††,4	1,348,437	—
Anxin-China Holdings Ltd.*,†††,4	2,827,938	—
Hua Han Health Industry Holdings Ltd.*,†††,4	2,279,911	—
Total Consumer, Non-cyclical		15,482,928

Consumer, Cyclical – 13.2%
China Lodging Group Ltd.*	9,938	1,060,484
Weichai Power Company Ltd. — Class H1	684,858	763,759
Air China Ltd. — Class H	678,071	727,539
Fuyao Glass Industry Group Company Ltd. — Class H2	178,444	685,427
China Southern Airlines Company Ltd. — Class H	694,841	620,982
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	246,241	618,583
Zhongsheng Group Holdings Ltd.[1]	228,865	470,026
Red Star Macalline Group Corporation Ltd. — Class H2	361,933	449,508
GOME Retail Holdings Ltd.[1]	3,949,968	445,055
Li Ning Company Ltd.*	562,994	437,553
BAIC Motor Corporation Ltd. — Class H2	364,492	430,286
China Yongda Automobiles Services Holdings Ltd.	262,314	326,793
China Eastern Airlines Corporation Ltd. — Class H	552,074	326,571
China ZhengTong Auto Services Holdings Ltd.[1]	290,526	302,422
Skyworth Digital Holdings Ltd.	663,108	282,726
Sinotruk Hong Kong Ltd.	229,527	254,207
Imperial Pacific International Holdings Ltd.*	17,259,169	247,500
China Travel International Investment Hong Kong Ltd.	750,242	243,030
China Dongxiang Group Company Ltd.	1,132,001	202,914
Digital China Holdings Ltd.*	367,431	195,237
Golden Eagle Retail Group Ltd.	153,041	185,565
China Minsheng Financial Holding Corporation Ltd.*	3,513,523	166,449
China Harmony New Energy Auto Holding Ltd.*	264,035	160,919
Grand Baoxin Auto Group Ltd.*	305,471	156,447
Shanghai Jin Jiang International Hotels
Group Co. Ltd. — Class H	432,552	149,534
Hisense Kelon Electrical Holdings Company Ltd. — Class H	127,407	140,128
Dah Chong Hong Holdings Ltd.	281,845	134,243
China Lilang Ltd.	161,169	131,862
Xinhua Winshare Publishing and Media
Company Ltd. — Class H	155,760	123,847
C.banner International Holdings Ltd.*	363,514	120,082
Xtep International Holdings Ltd.	313,505	116,407
Yadea Group Holdings Ltd.[2]	346,737	111,432
Bosideng International Holdings Ltd.	1,235,769	107,593
IMAX China Holding, Inc.*,2	34,667	105,197
Pou Sheng International Holdings Ltd.[1]	699,507	102,998
Ajisen China Holdings Ltd.	213,932	101,348
Citychamp Watch & Jewellery Group Ltd.*	389,046	92,651
500.com Ltd. ADR*,1	8,952	91,400
New Provenance Everlasting Holdings Ltd.*,1	4,362,152	91,039
Haichang Ocean Park Holdings Ltd.*,2	421,210	89,525
Cosmo Lady China Holdings Company Ltd.[2]	231,443	86,826
TCL Multimedia Technology Holdings Ltd.	165,367	85,963
Qingling Motors Company Ltd. — Class H	256,386	82,396
Welling Holding Ltd.	313,191	79,399
Kandi Technologies Group, Inc.*,1	11,671	79,363
NewOcean Energy Holdings Ltd.*	334,912	77,615
361 Degrees International Ltd.	209,032	73,333
China Animation Characters Company Ltd.	164,860	65,858
Best Pacific International Holdings Ltd.	101,678	64,312
HNA Holding Group Company Ltd.*,1	1,291,284	58,693

See notes to financial statements.
28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† – 99.9% (continued)
Consumer, Cyclical – 13.2% (continued)
Neo Telemedia Ltd.	1,939,107	$46,428
Hengdeli Holdings Ltd.	728,096	36,357
China Jicheng Holdings Ltd.*,2	332,560	6,941
Total Consumer, Cyclical		12,412,752

Basic Materials – 9.0%
Kingboard Chemical Holdings Ltd.	230,172	1,320,287
Nine Dragons Paper Holdings Ltd.	595,486	988,131
Aluminum Corporation of China Ltd. — Class H*,1	1,392,923	923,836
China Molybdenum Co. Ltd. — Class H	1,274,791	794,888
Sinopec Shanghai Petrochemical Company Ltd. — Class H	1,232,439	730,608
Zijin Mining Group Company Ltd. — Class H	2,025,803	702,917
Kingboard Laminates Holdings Ltd.	286,577	474,803
Angang Steel Company Ltd. — Class H1	372,395	367,617
MMG Ltd.*	703,196	321,427
Fufeng Group Ltd.*	431,419	297,732
Maanshan Iron & Steel Company Ltd. — Class H*	590,404	288,013
Zhaojin Mining Industry Company Ltd. — Class H	358,674	279,676
Huabao International Holdings Ltd.	289,436	186,035
China BlueChemical Ltd. — Class H	606,406	168,485
Shandong Chenming Paper Holdings Ltd. — Class H	86,570	152,297
China Metal Resources Utilization Ltd.*,2	269,706	108,432
Xingda International Holdings Ltd.	303,592	105,730
Shougang Concord International Enterprises Company Ltd.*	3,095,334	90,361
Sinofert Holdings Ltd.*	600,149	89,136
North Mining Shares Company Ltd. — Class C*,1	3,821,876	67,040
Munsun Capital Group Ltd.*	3,198,364	25,799
Total Basic Materials		8,483,250

Communications – 7.4%
YY, Inc. ADR*,1	14,759	1,522,981
Autohome, Inc. ADR*,1	19,233	1,064,931
ZTE Corp. — Class H*	266,788	927,414
Sohu.com, Inc.*	10,840	524,548
51job, Inc. ADR*	7,949	457,068
Bitauto Holdings Ltd. ADR*,1	13,796	408,775
Fang Holdings Ltd. ADR*	64,497	299,266
Baozun Inc. ADR*,1	9,202	260,877
Yangtze Optical Fibre and Cable Joint Stock
Limited Co. — Class H2	52,543	248,917
Tuniu Corp ADR*,1	24,162	209,485
Tian Ge Interactive Holdings Ltd.[2]	211,962	173,690
China All Access Holdings Ltd.	465,561	135,313
CITIC Telecom International Holdings Ltd.	494,120	134,124
21Vianet Group, Inc. ADR*,1	16,747	119,574
Comba Telecom Systems Holdings Ltd.	479,630	103,784
Cogobuy Group[1,2]	200,984	101,647
Huayi Tencent Entertainment Company Ltd.*	2,189,888	96,734
Jumei International Holding Ltd. ADR*	21,040	66,066
Renren, Inc. ADR*,1	6,059	59,136
Coolpad Group Ltd.*,†††,4	1,155,484	45,863
Wisdom Sports Group	241,585	26,292
Total Communications		6,986,485

Technology – 5.0%
Kingsoft Corporation Ltd.[1]	354,365	1,007,260
TravelSky Technology Ltd. — Class H	329,656	901,149
Momo, Inc. ADR*	22,595	542,280
Chinasoft International Ltd.*	742,162	479,875
Kingdee International Software Group Company Ltd.*,1	646,477	336,060
NetDragon Websoft Holdings Ltd.[1]	75,727	222,036
Hua Hong Semiconductor Ltd.[2]	119,753	210,367
Changyou.com Ltd. ADR*	5,435	198,269
AGTech Holdings Ltd.*	1,094,088	191,916
Cheetah Mobile Inc ADR*,1	10,572	134,582
NQ Mobile, Inc. — Class A ADR*,1	30,043	124,378
Leyou Technologies Holdings Ltd.*	416,625	102,420
Ju Teng International Holdings Ltd.	290,175	86,939
Boyaa Interactive International Ltd.*	177,770	71,015
China Electronics Huada Technology Company Ltd.	291,819	52,683
Shunfeng International Clean Energy Ltd.*	587,359	32,714
Total Technology		4,693,943

Energy – 3.5%
Yanzhou Coal Mining Company Ltd. — Class H	626,783	585,036
Xinyi Solar Holdings Ltd.	1,546,659	556,466
Sinopec Engineering Group Company Ltd. — Class H	412,996	344,243
China Coal Energy Company Ltd. — Class H1	726,340	328,286
Shougang Fushan Resources Group Ltd.*	1,322,539	274,322
Sinopec Kantons Holdings Ltd.	336,004	198,328
JinkoSolar Holding Company Ltd. ADR*,1	7,411	181,866
Beijing Jingneng Clean Energy Co. Ltd. — Class H	690,580	176,841
China Suntien Green Energy Corporation Ltd. — Class H	592,881	146,508
CIMC Enric Holdings Ltd.*	192,215	135,113
Sinopec Oilfield Service Corp. — Class H*,1	718,695	112,264
Concord New Energy Group Ltd.	2,239,022	103,205
JA Solar Holdings Company Ltd. ADR*,1	13,678	101,901
China Tian Lun Gas Holdings Ltd.	125,747	91,611
Total Energy		3,335,990

Utilities – 2.2%
Huaneng Renewables Corporation Ltd. — Class H	1,651,489	526,517
China Power International Development Ltd.[1]	1,496,221	402,303

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† – 99.9% (continued)
Utilities – 2.2% (continued)
Datang International Power Generation
Company Ltd. — Class H*	982,566	$319,546
Huadian Power International Corporation Ltd. — Class H	571,716	223,264
Huadian Fuxin Energy Corporation Ltd. — Class H1	886,344	220,162
China Oil & Gas Group Ltd.	1,561,023	111,927
China Datang Corporation Renewable Power
Company Ltd. — Class H	788,662	92,900
China Power Clean Energy Development Company Ltd.	144,523	77,718
Tianjin Development Holdings Ltd.	136,839	63,600
Yunnan Water Investment Company Ltd. — Class H	120,880	48,598
Total Utilities		2,086,535

Diversified – 0.6%
Legend Holdings Corp. — Class H2	123,385	325,438
C C Land Holdings Ltd.*	586,948	124,000
CITIC Resources Holdings Ltd.	797,825	85,807
China Chengtong Development Group Ltd.*	980,379	58,997
Total Diversified		594,242
Total Common Stocks
(Cost $96,880,560)		94,260,553

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 – 8.8%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$1,923,016	$1,923,016
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	1,923,016	1,923,016
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,923,016	1,923,016
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,923,016	1,923,016
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	569,858	569,858
Total Securities Lending Collateral
(Cost $8,261,922)		8,261,922
Total Investments – 108.7%
(Cost $105,142,482)		$102,522,475
Other Assets & Liabilities, net – (8.7)%		(8,203,744)
Total Net Assets – 100.0%		$94,318,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $8,020,555 (cost $7,734,036), or 8.5% of total net assets.
3	Securities lending collateral — See Note 5.
4	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $245,675, (cost $5,286,892) or 0.3% of total net assets.

ADR	American Depositary Receipt

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
China	88.1%
Hong Kong	11.5%
Singapore	0.4%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	84.2%
United States Dollar	10.4%
Chinese Yuan Renminbi	4.0%
Singapore Dollar	1.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HAO Guggenheim China Small Cap ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
Investments in		Significant	Significant
Securities	Level 1	Observable	Unobservable
(Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$94,014,878	$—	$245,675	$94,260,553
Securities Lending Collateral	—	8,261,922	—	8,261,922
Total Assets	$94,014,878	$8,261,922	$245,675	$102,522,475

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of November 30, 2017, the Fund had a security with a total value of $171,803 transfer from Level 2 to Level 3 due to the lack of an active market at period end and the subsequent use of a fair value price determined by the Fund’s Valuation Committee.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF

	Shares	Value
COMMON STOCKS† – 99.7%
Financial – 44.6%
Aroundtown S.A.*	398,855	$3,005,632
National Bank of Kuwait SAKP	999,814	2,387,368
Attijariwafa Bank	34,270	1,807,721
Kuwait Finance House KSCP	974,182	1,790,598
Banca Transilvania S.A.	3,154,756	1,754,173
Guaranty Trust Bank plc	12,791,453	1,529,993
Bank Muscat SAOG	1,415,753	1,456,203
Vingroup JSC*	417,200	1,368,049
Banque Centrale Populaire	38,118	1,232,823
Grupo Financiero Galicia S.A. ADR[1]	18,201	1,039,823
Equity Group Holdings Ltd.	2,496,311	1,035,587
Bank for Investment and Development of Vietnam JSC	761,620	859,858
KCB Group Ltd.	2,077,845	831,743
BRD-Groupe Societe Generale S.A.	227,601	756,410
Habib Bank Ltd.	413,632	639,829
MCB Bank Ltd.	311,272	603,521
Banco Macro S.A. ADR	5,221	530,140
United Bank Ltd.	306,492	510,544
Grupo Supervielle S.A. ADR*,1	16,666	438,316
Gulf Bank KSCP	515,018	407,648
Mabanee Company SAK	155,041	377,397
Masan Group Corp.	122,735	362,487
Bao Viet Holdings	124,220	327,506
Boubyan Bank KSCP	235,310	324,969
Bank Sohar SAOG	786,841	316,780
BBVA Banco Frances S.A. ADR[1]	13,898	292,553
Douja Promotion Groupe Addoha S.A.	70,763	284,440
Burgan Bank SAK	200,340	205,018
Cresud S.A. ADR[1]	9,027	196,879
Saigon Thuong Tin Commercial JSB*	337,520	194,613
Bank Alfalah Ltd.*	488,722	187,140
IRSA Inversiones y Representaciones S.A. ADR[1]	5,250	158,497
Commercial Real Estate Company KSC	508,453	151,551
Alimtiaz Investment Company KSCC	273,621	144,083
Vietnam Joint Stock Commercial Bank for Industry and Trade	132,670	141,899
Bank for Foreign Trade of Vietnam JSC	64,044	136,717
No. Va Land Investment Group Corp.*	48,620	131,825
Kuwait International Bank KSCP	175,265	129,439
Warba Bank KSCP*	168,961	119,747
National Real Estate Company KPSC*	214,995	88,291
Saigon Securities, Inc.	72,010	85,260
National Gulf Holdings*,†††,2	51,616	—
Total Financial		28,343,070

Communications – 14.9%
MercadoLibre, Inc.	12,516	3,443,652
Safaricom Ltd.	8,178,487	2,182,517
Mobile Telecommunications Company KSC	939,992	1,375,978
Maroc Telecom	76,254	1,115,694
Oman Telecommunications Company SAOG	300,057	966,417
KCell JSC GDR	40,822	197,987
Telecom Argentina S.A. ADR*,1	4,645	161,600
Total Communications		9,443,845

Energy – 12.2%
KazMunaiGas Exploration Production JSC GDR	120,207	1,400,412
PetroVietnam Gas JSC	362,350	1,271,124
YPF S.A. ADR[1]	54,651	1,240,031
OMV Petrom S.A.	12,949,547	954,520
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	94,412	773,511
Oil & Gas Development Company Ltd.	413,411	610,024
Pakistan Petroleum Ltd.	316,789	568,461
Pakistan State Oil Company Ltd.	154,105	452,670
Pakistan Oilfields Ltd.	69,940	398,474
Vietnam National Petroleum Group	30,940	84,433
Total Energy		7,753,660

Consumer, Non-cyclical – 8.2%
Vietnam Dairy Products JSC	152,000	1,249,077
East African Breweries Ltd.	368,875	859,097
Cosumar	23,417	758,607
Nigerian Breweries plc	1,585,240	583,386
Nestle Nigeria plc	137,803	504,064
Saigon Beer Alcohol Beverage Corp.	28,510	412,852
Adecoagro S.A.*	28,229	276,362
Societe d’Exploitation des Ports	14,972	238,524
Human Soft Holding Company KSC	12,226	151,838
Mezzan Holding Company KSCC	39,728	99,863
Thanh Thanh Cong Tay Ninh Jsc*	60,740	54,004
Searle Company Ltd.	7,370	22,922
Total Consumer, Non-cyclical		5,210,596

Consumer, Cyclical – 7.5%
Copa Holdings S.A. — Class A	25,398	3,408,157
Agility Public Warehousing Company KSC	261,997	685,470
Arcos Dorados Holdings, Inc. — Class A*	34,843	346,688
Vietjet Aviation JSC	54,294	322,617
Total Consumer, Cyclical		4,762,932

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF continued

	Shares	Value
COMMON STOCKS† – 99.7% (continued)
Basic Materials – 4.9%
KAZ Minerals plc*	224,563	$2,275,289
Engro Corporation Ltd.	184,350	458,920
Fauji Fertilizer Company Ltd.	454,756	349,866
Total Basic Materials		3,084,075

Industrial – 3.9%
LafargeHolcim Maroc S.A.	4,185	862,955
Lucky Cement Ltd.	132,980	624,233
Hoa Phat Group JSC*	229,828	416,775
FLC Faros Construction JSC*	28,415	222,247
DG Khan Cement Company Ltd.	143,081	182,465
National Industries Group Holding SAK*	283,212	137,878
Total Industrial		2,446,553

Utilities – 3.5%
Pampa Energia SA ADR*	17,290	1,101,719
Societatea Energetica Electrica S.A.	144,044	434,322
Hub Power Company Ltd.	349,155	323,559
SUI Northern Gas Pipeline	224,353	219,083
Empresa Distribuidora y Comercializadora Norte S.A. ADR*	2,827	126,197
Total Utilities		2,204,880
Total Common Stocks
(Cost $50,640,353)		63,249,611

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 – 1.3%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$250,000	$250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	250,000	250,000
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	89,291	89,291
Total Securities Lending Collateral
(Cost $839,291)		839,291
Total Investments – 101.0%
(Cost $51,479,644)		$64,088,902
Other Assets & Liabilities, net – (1.0)%		(619,951)
Total Net Assets – 100.0%		$63,468,951

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
3	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
Argentina	14.2%
Kuwait	13.6%
Vietnam	12.1%
Morocco	10.0%
Pakistan	9.7%
Kenya	7.8%
Romania	7.4%
Other	25.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	22.7%
Kuwaiti Dinar	13.6%
Vietnamese Dong	12.1%
Moroccan Dirham	10.0%
Pakistani Rupee	9.7%
Kenyan Shilling	7.8%
Romanian Leu	7.4%
Other	16.7%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
Investments in		Significant	Significant
Securities	Level 1	Observable	Unobservable
(Assets)	Quoted Prices	Inputs	Inputs		Total
Common Stocks	$63,249,611	$—	$—	*	$63,249,611
Securities Lending Collateral	—	839,291	—		839,291
Total Assets	$63,249,611	$839,291	$—	*	$64,088,902

* Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF

	Shares	Value
COMMON STOCKS† – 87.1%
Consumer, Cyclical – 14.8%
Pearson plc*	15,807	$151,492
Mitsui & Company Ltd.	9,700	147,790
Man Wah Holdings Ltd.	169,917	147,504
Mitsubishi Corp.	5,500	138,256
Yue Yuen Industrial Holdings Ltd.	37,500	133,959
Far East Consortium International Ltd.	205,406	130,184
Erste Group Bank AG	2,604	113,794
Halfords Group plc	22,880	106,356
Carnival plc	1,459	94,127
Debenhams Plc	170,610	90,646
Taylor Wimpey plc	32,775	86,735
Barratt Developments plc	10,422	85,493
Sekisui House Ltd.	4,152	77,712
Lifestyle International Holdings Ltd.	55,000	75,350
Marks & Spencer Group plc	17,026	72,184
ANA Holdings, Inc.	1,700	68,058
Bridgestone Corp.	1,493	67,976
Volkswagen AG	295	61,186
LVMH Moet Hennessy Louis Vuitton SE1	203	59,181
Industria de Diseno Textil S.A.	1,466	51,985
Kering	113	50,223
adidas AG	137	28,619
Total Consumer, Cyclical		2,038,810

Financial – 14.3%
DBS Group Holdings Ltd.	8,200	148,720
Tokio Marine Holdings, Inc.	3,300	146,267
Sumitomo Mitsui Financial Group, Inc.	3,531	143,474
BNP Paribas S.A.	1,871	141,840
Societe Generale S.A.	2,698	136,110
Sun Hung Kai Properties Ltd.	7,654	125,048
Henderson Land Development Company Ltd.	19,000	124,069
Bankinter S.A.	10,587	102,338
CITIC Ltd.	70,000	99,127
CapitaLand Ltd.	34,700	90,936
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen	387	86,266
Allianz AG	345	81,511
Svenska Handelsbanken AB — Class A	5,634	77,338
National Australia Bank Ltd. ADR	3,232	72,601
Bank Hapoalim BM	9,970	68,058
Barclays plc	25,701	67,319
Westpac Banking Corp.	2,812	67,180
Bank of East Asia Ltd.	14,200	62,817
Safran S.A.	540	57,646
Banco Santander Brasil S.A. ADR	5,210	45,587
HDFC Bank Ltd. ADR	162	15,730
Grupo Financiero Galicia S.A. ADR	170	9,712
Fossal S.A.A.*	10	9
Total Financial		1,969,703

Energy – 14.2%
SM Energy Co.	10,928	225,554
Murphy Oil Corp.	6,443	180,082
Devon Energy Corp.	4,650	179,164
EOG Resources, Inc.	1,718	175,786
Anadarko Petroleum Corp.	3,567	171,537
Cabot Oil & Gas Corp. — Class A	5,714	165,420
Noble Energy, Inc.	6,142	161,535
Canadian Natural Resources Ltd.	4,737	160,679
Apache Corp.	3,759	157,239
China Petroleum & Chemical Corp. ADR	1,798	129,636
Royal Dutch Shell plc — Class A	2,816	89,865
Delek Group Ltd.	425	67,682
Ultrapar Participacoes S.A. ADR[1]	3,024	64,683
Vestas Wind Systems A/S	423	27,121
Total Energy		1,955,983

Communications – 9.3%
Mobile TeleSystems PJSC ADR	25,278	262,133
Telefonica Brasil S.A. ADR	8,629	125,638
Chunghwa Telecom Company Ltd. ADR[1]	3,357	116,522
Telekom Austria AG	10,501	101,432
Publicis Groupe S.A.	1,477	98,269
ITV plc	43,310	93,744
PCCW Ltd.	135,000	80,203
Vodafone Group plc	26,187	79,510
Telstra Corp., Ltd.	30,306	78,913
China Telecom Corporation Ltd. ADR[1]	1,507	73,074
SmarTone Telecommunications Holdings Ltd.	58,000	69,286
Telekomunikasi Indonesia Persero Tbk PT ADR	1,687	52,432
Internet Initiative Japan, Inc.	2,400	46,926
Total Communications		1,278,082

Basic Materials – 8.4%
Vedanta Ltd. ADR	9,663	176,060
Sibanye Gold Ltd. ADR[1]	27,477	153,047
UPM-Kymmene Oyj	4,334	130,690
Stora Enso Oyj — Class R	7,841	120,231
Koninklijke DSM N.V.	1,274	119,671
Braskem S.A. ADR*	3,966	110,810
Vale S.A. ADR	7,646	81,812
Norsk Hydro ASA	10,221	69,724
Rio Tinto plc	1,426	67,590
Asahi Kasei Corp.	5,000	62,776

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† – 87.1% (continued)
Basic Materials – 8.4% (continued)
Novozymes A/S — Class B	676	$36,650
Randgold Resources Ltd. ADR[1]	310	28,446
Total Basic Materials		1,157,507

Industrial – 8.3%
Hopewell Highway Infrastructure Ltd.	284,802	169,928
Amada Holdings Company Ltd.	11,300	150,559
Deutsche Post AG*	2,855	135,792
NSK Ltd.	8,900	134,488
Euronav N.V.	10,714	92,094
Makita Corp.	2,200	91,220
Vinci S.A.	842	86,180
Kyocera Corp.	1,035	73,076
HeidelbergCement AG	541	57,649
MTU Aero Engines AG	308	55,472
Alps Electric Company Ltd.	1,300	41,531
Minebea Mitsumi, Inc.	1,570	31,076
Embraer S.A. ADR	1,308	25,035
Total Industrial		1,144,100

Consumer, Non-cyclical – 7.2%
Reckitt Benckiser Group plc	1,286	112,908
Atlantia SpA	2,950	98,171
Henkel AG & Company KGaA	746	91,084
Marine Harvest ASA	4,706	83,110
Seven & i Holdings Company Ltd.	1,900	78,187
Wilmar International Ltd.	32,000	74,120
Kao Corp.	1,045	69,458
Ambev S.A. ADR	9,314	57,654
CTT-Correios de Portugal S.A.	14,809	57,387
Rentokil Initial plc	11,703	50,393
Fresenius Medical Care AG & Co. KGaA	374	37,223
Fomento Economico Mexicano SAB de CV ADR	402	36,168
Cia Cervecerias Unidas S.A. ADR	1,295	32,996
Dr Reddy’s Laboratories Ltd. ADR[1]	905	31,693
Kerry Group plc — Class A	282	29,589
Olympus Corp.	700	28,837
Shire plc	544	26,963
Total Consumer, Non-cyclical		995,941

Utilities – 6.0%
Power Assets Holdings Ltd.	22,500	192,153
Enel Generacion Chile S.A. ADR[1]	6,095	150,181
Electricite de France S.A.	8,224	107,963
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,944	89,172
SSE plc	4,383	81,223
Engie S.A.	4,269	74,850
China Resources Power Holdings Company Ltd.	38,000	71,522
Centrica plc	28,580	55,942
Total Utilities		823,006

Technology – 4.6%
ChipMOS Technologies, Inc.*	6,617	119,437
Himax Technologies, Inc. ADR[1]	8,626	118,435
Cie Generale des Etablissements Michelin — Class B	651	94,583
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,103	83,279
Silicon Motion Technology Corp. ADR[1]	1,239	64,130
Ingenico Group S.A.	521	54,692
NetEase, Inc. ADR	145	47,663
ASML Holding N.V.	204	35,902
Dassault Systemes S.A.	187	20,136
Total Technology		638,257
Total Common Stocks
(Cost $11,412,502)		12,001,389

PREFERRED STOCKS†† – 2.2%
Utilities – 1.0%
Companhia Paranaense de Energia ADR	19,787	137,915

Basic Materials – 0.7%
Sociedad Quimica y Minera de Chile S.A. AD	1,752	95,169

Financial – 0.5%
Bancolombia S.A. ADR	1,878	72,510
Total Preferred Stocks
(Cost $343,374)		305,594

ROYALTY TRUST† – 0.1%
Energy – 0.1%
BP Prudhoe Bay Royalty Trust	670	13,701
Total Royalty Trust
(Cost $18,958)		13,701

CLOSED-END FUNDS† – 10.1%
PIMCO Dynamic Credit and Mortgage Income Fund[1]	5,410	121,293
Jeronimo Martins SGPS S.A.	5,193	102,166
BlackRock Multi-Sector Income Trust[1]	5,324	95,619
Western Asset Global High Income Fund, Inc.[1]	9,367	92,733
Wells Fargo Global Dividend Opportunity Fund	14,443	90,702
Barings Global Short Duration High Yield Fund[1]	4,643	89,795
Western Asset High Income Fund II, Inc.	12,790	88,251
DoubleLine Income Solutions Fund[1]	4,370	87,575
First Trust Intermediate Duration Preferred & Income Fund[1]	3,390	84,072
BlackRock Limited Duration Income Trust	5,124	81,523
Nuveen Global High Income Fund	4,815	79,014
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,242	78,556
BlackRock Corporate High Yield Fund, Inc.	7,099	77,805

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
CLOSED-END FUNDS† – 10.1% (continued)
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	5,165	$77,527
Prudential Global Short Duration High Yield Fund, Inc.[1]	5,292	76,205
Western Asset High Income Opportunity Fund, Inc.	14,587	72,643
Nuveen Real Asset Income and Growth Fund	59	1,033
Total Closed-End Funds
(Cost $1,402,410)		1,396,512

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 4.7%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	$250,000	$250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	250,000	250,000
BNP Paribas Securities Corp.
issued 11/30/17 at 1.03%
due 12/01/17	151,280	151,280
Total Securities Lending Collateral
(Cost $651,280)		651,280
Total Investments – 104.2%
(Cost $13,828,524)		$14,368,476
Other Assets & Liabilities, net – (4.2)%		(584,019)
Total Net Assets – 100.0%		$13,784,457

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
Japan	13.0%
United States	12.3%
United Kingdom	11.3%
France	8.0%
Hong Kong	6.7%
Brazil	6.0%
Germany	5.2%
Other	37.5%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	41.0%
Euro	19.2%
Japanese Yen	11.6%
Hong Kong Dollar	10.8%
British Pound	10.3%
Singapore Dollar	2.3%
Australian Dollar	1.6%
Other	3.2%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Closed-End Funds	$1,396,512	$—	$—	$1,396,512
Common Stocks	12,001,389	—	—	12,001,389
Preferred Stocks	305,594	—	—	305,594
Royalty Trust	13,701	—	—	13,701
Securities Lending
Collateral	—	651,280	—	651,280
Total Assets	$13,717,196	$651,280	$—	$14,368,476

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

CUT Guggenheim MSCI Global Timber ETF

	Shares	Value
COMMON STOCKS† – 98.7%
Basic Materials – 45.5%
International Paper Co.	201,628	$11,414,161
UPM-Kymmene Oyj	365,731	11,028,446
Mondi plc	344,601	8,237,850
Stora Enso Oyj — Class R	516,973	7,927,067
Smurfit Kappa Group plc	222,240	7,104,324
Oji Holdings Corp.	809,472	4,940,524
West Fraser Timber Company Ltd.	64,087	4,056,240
Sappi Ltd.	522,851	3,728,655
Empresas CMPC S.A.	1,172,939	3,326,342
Fibria Celulose S.A. ADR	233,903	3,248,913
Klabin S.A.	553,208	3,021,191
BillerudKorsnas AB	166,076	2,849,653
Domtar Corp.	58,792	2,834,950
Mondi Ltd.	111,019	2,645,414
Nine Dragons Paper Holdings Ltd.	1,536,000	2,548,790
Holmen AB — Class B	46,641	2,317,513
Nippon Paper Industries Company Ltd.[1]	98,266	1,891,470
Canfor Corp.*	68,539	1,413,554
Neenah Paper, Inc.	15,769	1,409,749
Schweitzer-Mauduit International, Inc.	28,814	1,304,410
Interfor Corp.*	65,713	1,091,561
Shandong Chenming Paper Holdings Ltd. — Class H1	607,307	1,068,397
Deltic Timber Corp.	10,292	949,849
PH Glatfelter Co.	40,897	850,249
Daio Paper Corp.[1]	63,048	845,673
Navigator Company S.A.	168,317	839,297
Ence Energia y Celulosa S.A.	127,099	831,990
Clearwater Paper Corp.*	15,420	731,679
Western Forest Products, Inc.	371,181	726,055
Hokuetsu Kishu Paper Co. Ltd.	117,853	663,486
Cascades, Inc.	62,215	620,074
Mercer International, Inc.	42,706	604,290
Miquel y Costas & Miquel S.A.	12,595	522,314
Corticeira Amorim SGPS S.A.[1]	37,440	520,298
Resolute Forest Products, Inc.*	54,741	506,354
Semapa-Sociedade de Investimento e Gestao	22,877	461,806
Papeles y Cartones de Europa S.A.	37,877	455,239
Pack Corp.	11,212	377,724
Altri SGPS S.A.	57,745	358,169
Canfor Pulp Products, Inc.	27,722	306,635
Tokushu Tokai Paper Company Ltd.	8,500	305,348
Youyuan International Holdings Ltd.*	320,000	167,985
Quintis Ltd.*,†††,1,2	312,667	39,402
Total Basic Materials		101,093,090

Industrial – 38.7%
WestRock Co.	189,116	11,802,730
Amcor Ltd.	928,822	10,872,874
Packaging Corporation of America	88,534	10,500,132
Sealed Air Corp.	178,316	8,568,084
DS Smith plc	996,957	7,287,470
Sonoco Products Co.	93,268	4,990,771
Graphic Packaging Holding Co.	290,797	4,452,102
Bemis Company, Inc.	85,206	3,997,866
Huhtamaki Oyj	85,949	3,791,807
Louisiana-Pacific Corp.*	135,870	3,751,370
Orora Ltd.	1,132,295	2,828,023
KapStone Paper and Packaging Corp.	81,857	1,819,681
Lee & Man Paper Manufacturing Ltd.	1,484,000	1,738,573
Stella-Jones, Inc.	42,285	1,687,396
Norbord, Inc.[1]	40,396	1,400,361
Metsa Board Oyj	179,952	1,400,042
Boise Cascade Co.	36,162	1,392,237
Rengo Company Ltd.	165,372	1,077,308
Duratex S.A.	292,112	789,154
Greatview Aseptic Packaging Company Ltd.	1,004,000	690,313
Daiken Corp.	13,000	334,337
Mpact Ltd.	161,229	278,317
Oeneo S.A.	23,610	276,728
Ta Ann Holdings BHD	166,975	142,906
Polyplex Thailand PCL	295,581	112,223
Total Industrial		85,982,805

Financial – 7.7%
Weyerhaeuser Co. REIT	308,148	10,902,276
Rayonier, Inc. REIT	120,954	3,816,099
Potlatch Corp. REIT	38,107	1,966,321
CatchMark Timber Trust, Inc. — Class A REIT	39,837	525,450
Total Financial		17,210,146

Consumer, Non-cyclical – 6.8%
Avery Dennison Corp.	82,939	9,464,999
Svenska Cellulosa AB SCA — Class B	568,510	5,569,849
Total Consumer, Non-cyclical		15,034,848
Total Common Stocks
(Cost $159,895,988)		219,320,889

PREFERRED STOCKS† – 1.0%
Basic Materials – 1.0%
Suzano Papel e Celulose S.A. due	411,763	2,205,896
Total Preferred Stocks
(Cost $1,274,712)		2,205,896

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

CUT Guggenheim MSCI Global Timber ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 – 0.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$358,412	$358,412
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	358,412	358,412
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	358,412	358,412
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	358,412	358,412
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	106,208	106,208
Total Securities Lending Collateral
(Cost $1,539,856)		1,539,856
Total Investments – 100.4%
(Cost $162,710,556)		$223,066,641
Other Assets & Liabilities, net – (0.4)%		(968,800)
Total Net Assets – 100.0%		$222,097,841

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts to $39,402, (cost $339,005) or 0.0% of total net assets.
3	Securities lending collateral — See Note 5.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	44.5%
Finland	10.9%
South Africa	6.7%
Australia	6.2%
Canada	5.1%
Sweden	4.8%
Japan	4.7%
Other	17.1%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	46.0%
Euro	16.0%
British Pound	7.0%
Australian Dollar	6.2%
Canadian Dollar	5.1%
Swedish Krona	4.8%
Japanese Yen	4.7%
Other	10.2%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$219,281,487	$—	$39,402	$219,320,889
Preferred Stocks	2,205,896	—	—	2,205,896
Securities Lending Collateral	—	1,539,856	—	1,539,856
Total Assets	$221,487,383	$1,539,856	$39,402	$223,066,641

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, the Fund had a security with a total value of $39,402 transfer out of Level 2 into Level 3 due to the lack of an active market at period end.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

SEA Guggenheim Shipping ETF

	Shares	Value
COMMON STOCKS† – 79.0%
Industrial – 70.5%
AP Moller — Maersk A/S — Class B	11,099	$19,951,420
Mitsui OSK Lines Ltd.	261,600	8,415,710
Golar LNG Ltd.[1]	262,712	6,491,614
Matson, Inc.	160,283	4,675,455
Euronav N.V.[1]	512,832	4,384,714
Ship Finance International Ltd.[1]	281,799	4,367,884
GasLog Ltd.[1]	209,861	3,777,498
COSCO SHIPPING Energy Transportation
Company Ltd. — Class H	6,414,000	3,424,545
Teekay Tankers Ltd. — Class A1	1,961,299	3,118,465
DHT Holdings, Inc.	782,954	3,030,032
Frontline Ltd.[1]	573,077	2,993,363
Teekay Corp.[1]	352,934	2,939,940
Costamare, Inc.	487,490	2,803,068
Tsakos Energy Navigation Ltd.	670,790	2,575,834
Seaspan Corp.[1]	438,345	2,573,085
Nordic American Tankers Ltd.[1]	605,701	2,416,747
Total Industrial		77,939,374

Consumer, Non-cyclical – 4.3%
COSCO SHIPPING Ports Ltd.	4,693,126	4,729,059

Energy – 4.2%
Sembcorp Marine Ltd.[1]	3,358,721	4,612,943
Total Common Stocks
(Cost $90,505,503)		87,281,376

MASTER LIMITED PARTNERSHIPS† – 20.8%
Industrial – 20.8%
Teekay LNG Partners, LP1	227,312	4,102,982
GasLog Partners, LP1	177,120	3,914,352
Golar LNG Partners, LP1	186,893	3,735,991
KNOT Offshore Partners, LP1	150,724	3,044,625
Dynagas LNG Partners, LP1	212,845	2,849,994
Teekay Offshore Partners, LP1	1,190,567	2,797,832
Capital Product Partners, LP	828,603	2,610,100
Total Industrial		23,055,876
Total Master Limited Partnerships
(Cost $24,753,200)		23,055,876

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 16.9%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$4,336,128	4,336,128
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	4,336,128	4,336,128
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	4,336,128	4,336,128
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	4,336,128	4,336,128
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	1,284,954	1,284,954
Total Securities Lending Collateral
(Cost $18,629,466)		18,629,466
Total Investments – 116.7%
(Cost $133,888,169)		$128,966,718
Other Assets & Liabilities, net – (16.7)%		(18,478,206)
Total Net Assets – 100.0%		$110,488,512

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 5.
2	Securities lending collateral — See Note 5.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
Denmark	18.1%
Bermuda	15.1%
United States	11.7%
Marshall Islands	8.7%
Japan	7.6%
China	7.4%
Norway	6.7%
Other	24.7%
Total Long-Term Investments	100.0%

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

SEA Guggenheim Shipping ETF continued

Currency Denomination
% of Long-Term
Country	Investments
United States Dollar	60.1%
Danish Krone	18.1%
Japanese Yen	7.6%
Hong Kong Dollar	7.4%
Singapore Dollar	4.1%
Norwegian Krone	2.7%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
	Level 1	Significant	Significant
Investments in	Quoted	Observable	Unobservable
Securities (Assets)	Prices	Inputs	Inputs	Total
Common Stocks	$87,281,376	$—	$—	$87,281,376
Master Limited
Partnership	23,055,876	—	—	23,055,876
Securities Lending Collateral	—	18,629,466	—	18,629,466
Total Assets	$110,337,252	$18,629,466	$—	$128,966,718

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2017

	Guggenheim	Guggenheim		Guggenheim	Guggenheim
	Canadian Energy	China Real Estate		China Small Cap	Frontier Markets
	Income ETF	ETF		ETF	ETF
	(ENY )	(TAO	)	(HAO )	(FRN	)
ASSETS:
Investments, at value — including securities on loan	$22,484,595	$73,526,371		$94,260,553	$63,249,611
Repurchase agreements, at value	1,189,798	639,056		8,261,922	839,291
Foreign currency, at value	8,679	13,844		42,075	47,659
Cash	111,287	315,961		—	65,567
Prepaid expenses	571	—		912	756
Receivables:
Investments sold	174,184	73,096		35,813	47,069
Dividends	68,046	284,298		131,164	171,473
Securities lending income	1,521	8,851		36,128	1,285
Tax reclaims	—	—		—	1,049
Total assets	24,038,681	74,861,477		102,768,567	64,423,760
LIABILITIES:
Due to custodian	—	—		20,419	—
Payable for:
Upon return of securities loaned	1,189,798	639,056		8,261,922	839,291
Investments Purchased	84,972	73,126		25,606	47,323
Professional fees	26,363	45,490		20,161	32,894
Management fees	18,561	24,288		46,806	5,590
Intraday valuation fees	12,273	23,458		22,501	—
Other liabilities	10,225	42,202		52,421	29,711
Total liabilities	1,342,192	847,620		8,449,836	954,809
NET ASSETS	$22,696,489	$74,013,857		$94,318,731	$63,468,951
NET ASSETS CONSIST OF:
Paid-in capital	$124,144,145	$78,035,406		$159,046,971	$124,898,705
Undistributed net investment income	111,993	3,782,325		3,336,585	1,624,381
Accumulated net realized loss on investments and foreign currency transactions	(97,547,812)	(15,101,245)		(65,444,679)	(75,663,496)
Net unrealized appreciation (depreciation) on investments and foreign currencies	(4,011,837)	7,297,371		(2,620,146)	12,609,361
NET ASSETS	$22,696,489	$74,013,857		$94,318,731	$63,468,951
Shares outstanding ($0.01 par value with unlimited amount authorized)	2,720,000	2,510,000		3,200,000	4,240,000
Net asset value	$8.34	$29.49		$29.47	$14.97
Investments in securities, at cost	26,495,766	66,228,817		96,880,560	50,640,353
Repurchase agreements, at cost	1,189,798	639,056		8,261,922	839,291
Foreign currency, at cost	8,675	13,845		42,071	47,347
Securities on loan, at value	1,143,824	9,397,009		16,205,239	818,058

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

	Guggenheim
	International Multi-Asset		Guggenheim MSCI		Guggenheim
	Income ETF		Global Timber ETF		Shipping ETF
	(HGI	)	(CUT	)	(SEA )
ASSETS:
Investments, at value — including securities on loan	$13,717,196		$221,526,785		$110,337,252
Repurchase agreements, at value	651,280		1,539,856		18,629,466
Foreign currency, at value	3,520		—		2,236
Cash	53,132		907,615		—
Prepaid expenses	524		1,305		—
Receivables:
Dividends	44,328		427,031		64,736
Tax reclaims	19,317		398,402		301,177
Due from adviser	2,668		—		—
Securities lending income	1,530		1,713		102,044
Investments sold	7,306		4,849,920		—
Total assets	14,500,801		229,652,627		129,436,911
LIABILITIES:
Due to custodian	—		—		259,754
Payable for:
Upon return of securities loaned	651,280		1,539,856		18,629,466
Professional fees	41,207		30,852		—
Intraday valuation fees	7,473		11,888		—
Investments purchased	7,323		5,815,805		—
Management fees	—		90,183		59,179
Other liabilities	9,061		66,202		—
Total liabilities	716,344		7,554,786		18,948,399
NET ASSETS	$13,784,457		$222,097,841		$110,488,512
NET ASSETS CONSIST OF:
Paid-in capital	$50,001,714		$205,917,304		$146,088,422
Undistributed net investment income	5,855		3,346,300		740,722
Accumulated net realized loss on investments and foreign currency transactions		(36,762,981)	(47,538,494)		(31,443,862)
Net unrealized appreciation (depreciation) on investments and foreign currencies	539,869		60,372,731		(4,896,770)
NET ASSETS	$13,784,457		$222,097,841		$110,488,512
Shares outstanding ($0.01 par value with unlimited amount authorized)	800,000		7,050,000		9,600,000
Net asset value	$17.23		$31.50		$11.51
Investments in securities, at cost	13,177,244		161,170,700		115,258,703
Repurchase agreements, at cost	651,280		1,539,856		18,629,466
Foreign currency, at cost	3,463		—		2,226
Securities on loan, at value	634,948		3,464,706		25,768,608

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

STATEMENTS OF OPERATIONS (Unaudited)	November 30, 2017
For the six months ended November 30, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier
	Income ETF	ETF	ETF	Markets ETF
	(ENY )	(TAO )	(HAO )	(FRN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$444,477	$3,447,575	$1,564,992	$1,004,248
Income from securities lending	9,935	91,299	259,143	5,108
Total investment income	454,412	3,538,874	1,824,135	1,009,356
EXPENSES:
Management fees	59,469	150,854	259,987	175,183
Professional fees	21,285	21,938	25,233	21,349
Licensing fees	10,233	32,875	58,371	35,036
Intraday valuation fees	7,503	7,503	7,503	6,588
Custodian fees	4,717	15,047	33,695	84,582
Trustees’ fees and expenses**	4,426	4,811	5,385	5,042
Printing fees	4,302	4,043	7,248	5,757
Administration fees	3,271	8,297	12,999	9,635
Listing fees	2,562	3,192	2,562	2,561
Insurance	474	581	890	725
Other expenses	435	456	1,221	333
Total expenses	118,677	249,597	415,094	346,791
Less:
Expenses waived by advisor	(31,135)	(38,765)	(60,566)	(101,848)
Net expenses	87,542	210,832	354,528	244,943
Net investment income	366,870	3,328,042	1,469,607	764,413
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments***	(508,455)	290,893	(578,580)	(1,724,520)
In-kind transactions	118,013	—	1,072,107	2,094,715
Foreign currency transactions	5,339	(1,292)	(5,793)	(561,091)
Net realized gain (loss)	(385,103)	289,601	487,734	(190,896)
Net change in unrealized appreciation (depreciation) on:
Investments****	989,116	5,195,352	12,583,030	4,980,295
Foreign currency translations	(888)	(122)	676	9,178
Net change in unrealized appreciation	988,228	5,195,230	12,583,706	4,989,473
Net realized and unrealized gain	603,125	5,484,831	13,071,440	4,798,577
Net increase in net assets resulting from operations	$969,995	$8,812,873	$14,541,047	$5,562,990
* Foreign taxes withheld	$78,437	$8,244	$58,858	$111,409

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
***	Includes foreign capital gains tax of $(1,803) for Guggenheim Frontier Markets ETF.
****	Includes change in foreign capital gains tax accrued of $40,578 for Guggenheim Frontier Markets ETF.

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the six months ended November 30, 2017

	Guggenheim
	International Multi-Asset	Guggenheim MSCI	Guggenheim
	Income ETF	Global Timber ETF	Shipping ETF
	(HGI )	(CUT )	(SEA )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$277,623	$1,888,048	$1,885,025
Income from securities lending	26,984	16,116	714,348
Total investment income	304,607	1,904,164	2,599,373
EXPENSES:
Management fees	34,758	514,403	360,155
Professional fees	23,787	23,750	—
Intraday valuation fees	7,503	7,503	—
Licensing fees	6,952	61,728	—
Custodian fees	6,453	27,964	—
Trustees’ fees and expenses**	4,273	6,906	—
Printing fees	2,697	17,147	—
Listing fees	2,562	2,562	—
Administration fees	1,912	28,026	—
Insurance	410	1,569	—
Other expenses	891	331	—
Total expenses	92,198	691,889	360,155
Less:
Expenses waived by advisor	(43,536)	(126,045)	—
Net expenses	48,662	565,844	360,155
Net investment income	255,945	1,338,320	2,239,218
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	395,659	936,712	(4,092,354)
In-kind transactions	127,108	371,811	204,528
Foreign currency transactions	856	(5,825)	(14,548)
Net realized gain (loss)	523,623	1,302,698	(3,902,374)
Net change in unrealized appreciation (depreciation) on:
Investments	(233,740)	24,677,680	3,930,865
Foreign currency translations	422	25,406	14,301
Net change in unrealized appreciation (depreciation)	(233,318)	24,703,086	3,945,166
Net realized and unrealized gain	290,305	26,005,784	42,792
Net increase in net assets resulting from operations	$546,250	$27,344,104	$2,282,010
* Foreign taxes withheld	$16,904	$40,462	$6,818

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2017

	Guggenheim Canadian		Guggenheim China
	Energy Income ETF		Real Estate ETF
	(ENY)		(TAO)
	Period Ended		Period Ended
	November 30, 2017	Year Ended	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$366,870	$842,025	$3,328,042	$1,230,989
Net realized gain (loss) on investments and foreign currency transactions	(385,103)	(1,483,309)	289,601	113,449
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	988,228	1,117,587	5,195,230	5,911,699
Net increase in net assets resulting from operations	969,995	476,303	8,812,873	7,256,137
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(390,394)	(846,327)	—	(950,372)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	21,162,873	46,360,577
Cost of shares redeemed	(2,479,559)	(4,407,991)	—	(21,118,129)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,479,559)	(4,407,991)	21,162,873	25,242,448
Net increase (decrease) in net assets	(1,899,958)	(4,778,015)	29,975,746	31,548,213
NET ASSETS:
Beginning of period	24,596,447	29,374,462	44,038,111	12,489,898
End of period	$22,696,489	$24,596,447	$74,013,857	$44,038,111
Undistributed net investment income at end of period	$111,993	$135,517	$3,782,325	$454,283
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	750,000	2,100,000
Shares redeemed	(300,000)	(500,000)	—	(1,000,000)
Net increase (decrease) in shares	(300,000)	(500,000)	750,000	1,100,000

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim China		Guggenheim Frontier
	Small Cap ETF		Markets ETF
	(HAO)		(FRN)
	Period Ended		Period Ended
	November 30, 2017	Year Ended	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,469,607	$2,152,602	$764,413	$1,288,584
Net realized gain (loss) on investments and foreign currency transactions	487,734	(10,352,159)	(190,896)	(2,423,085)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,583,706	23,609,157	4,989,473	11,742,054
Net increase in net assets resulting from operations	14,541,047	15,409,600	5,562,990	10,607,553
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,021,200)	—	(1,546,958)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	8,621,249	17,028,606
Cost of shares redeemed	(5,909,353)	(21,580,496)	(14,549,326)	(1,735,744)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,909,353)	(21,580,496)	(5,928,077)	15,292,862
Net increase (decrease) in net assets	8,631,694	(9,192,096)	(365,087)	24,353,457
NET ASSETS:
Beginning of period	85,687,037	94,879,133	63,834,038	39,480,581
End of period	$94,318,731	$85,687,037	$63,468,951	$63,834,038
Undistributed net investment income at end of period	$3,336,585	$1,866,978	$1,624,381	$859,968
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	600,000	1,350,000
Shares redeemed	(200,000)	(900,000)	(1,000,000)	(150,000)
Net increase (decrease) in shares	(200,000)	(900,000)	(400,000)	1,200,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim International		Guggenheim MSCI
	Multi-Asset Income ETF		Global Timber ETF
	(HGI)		(CUT)
	Period Ended		Period Ended
	November 30, 2017	Year Ended	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$255,945	$540,175	$1,338,320	$3,222,390
Net realized gain on investments and foreign currency transactions	523,623	602,464	1,302,698	3,524,416
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(233,318)	1,397,165	24,703,086	24,475,645
Net increase in net assets resulting from operations	546,250	2,539,804	27,344,104	31,222,451
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(232,900)	(556,170)	—	(3,735,200)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	5,975,500	13,735,812
Cost of shares redeemed	(1,661,359)	(3,080,112)	(1,424,514)	(14,080,512)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,661,359)	(3,080,112)	4,550,986	(344,700)
Net increase (decrease) in net assets	(1,348,009)	(1,096,478)	31,895,090	27,142,551
NET ASSETS:
Beginning of period	15,132,466	16,228,944	190,202,751	163,060,200
End of period	$13,784,457	$15,132,466	$222,097,841	$190,202,751
Undistributed (distributions in excess of) net investment income at end of period	$5,855	$(17,190)	$3,346,300	$2,007,980
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	200,000	550,000
Shares redeemed	(100,000)	(200,000)	(50,000)	(550,000)
Net increase (decrease) in shares	(100,000)	(200,000)	150,000	—

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim
	Shipping ETF
	(SEA)
	Period Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,239,218	$3,511,559
Net realized loss on investments and foreign currency transactions	(3,902,374)	(12,835,162)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,945,166	9,369,976
Net increase in net assets resulting from operations	2,282,010	46,373
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,551,000)	(3,310,900)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	8,467,003	80,133,626
Cost of shares redeemed	(1,193,781)	(10,609,735)
Net increase in net assets resulting from shareholder transactions	7,273,222	69,523,891
Net increase in net assets	7,004,232	66,259,364
NET ASSETS:
Beginning of period	103,484,280	37,224,916
End of period	$110,488,512	$103,484,280
Undistributed net investment income at end of period	$740,722	$1,052,504
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	6,800,000
Shares redeemed	(100,000)	(900,000)
Net increase in shares	600,000	5,900,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

FINANCIAL HIGHLIGHTS	November 30, 2017

ENY Guggenheim Canadian Energy Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$8.14	$8.35	$10.74	$16.36	$14.51	$14.83
Income from investment operations:
Net investment income(a)	0.13	0.26	0.29	0.41	0.42	0.45
Net gain (loss) on investments (realized and unrealized)	0.21	(0.21)	(2.39)	(5.63)	1.88	(0.33)
Total from investment operations	0.34	0.05	(2.10)	(5.22)	2.30	0.12
Less distributions from:
Net investment income	(0.14)	(0.26)	(0.29)	(0.40)	(0.39)	(0.42)
Return of capital	—	—	—	—	(0.06)	(0.02)
Total distributions to shareholders	(0.14)	(0.26)	(0.29)	(0.40)	(0.45)	(0.44)
Net asset value, end of period	$8.34	$8.14	$8.35	$10.74	$16.36	$14.51
Market value, end of period	$8.29	$8.09	$8.33	$10.79	$16.44	$14.43
Total Return(b)
Net asset value	4.11%	0.36%	(19.34%)	(32.39%)	16.30%	0.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$22,696	$24,596	$29,374	$42,082	$46,127	$60,518
Ratio to average net assets of:
Net investment income	3.08%	2.95%	3.68%	3.15%	2.87%	2.89%
Total expenses	0.98%	0.90%	0.87%	0.79%	0.80%	0.83%
Net expenses	0.70%	0.66%	0.69%	0.70%	0.71%	0.70%
Portfolio turnover rate(c)	17%	22%	35%	28%	80%	130%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

TAO Guggenheim China Real Estate ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$25.02	$18.92	$24.50	$20.52	$22.03	$16.72
Income from investment operations:
Net investment income(a)	1.55	0.68	0.81	0.66	0.68	0.41
Net gain (loss) on investments (realized and unrealized)	2.92	5.82	(5.42)	3.86	(1.54)	5.29
Total from investment operations	4.47	6.50	(4.61)	4.52	(0.86)	5.70
Less distributions from:
Net investment income	—	(0.40)	(0.97)	(0.54)	(0.65)	(0.39)
Total distributions to shareholders	—	(0.40)	(0.97)	(0.54)	(0.65)	(0.39)
Net asset value, end of period	$29.49	$25.02	$18.92	$24.50	$20.52	$22.03
Market value, end of period	$29.49	$25.14	$18.83	$24.55	$20.43	$21.66
Total Return(b)
Net asset value	17.87%	34.94%	(19.05%)	22.50%	(3.82%)	34.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$74,014	$44,038	$12,490	$34,548	$22,778	$50,881
Ratio to average net assets of:
Net investment income	11.03%	3.14%	3.94%	3.04%	3.32%	1.88%
Total expenses	0.83%	0.99%	1.15%	0.88%	0.95%	0.93%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.71%	0.70%
Portfolio turnover rate(c)	6%	17%	32%	16%	9%	20%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

FINANCIAL HIGHLIGHTS continued	November 30, 2017

HAO Guggenheim China Small Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$25.20	$22.06	$34.78	$24.72	$24.68	$19.97
Income from investment operations:
Net investment income(a)	0.44	0.55	0.72	0.51	0.56	0.41
Net gain (loss) on investments (realized and unrealized)	3.83	3.35	(12.50)	10.14	0.03	4.61
Total from investment operations	4.27	3.90	(11.78)	10.65	0.59	5.02
Less distributions from:
Net investment income	—	(0.76)	(0.94)	(0.59)	(0.55)	(0.31)
Total distributions to shareholders	—	(0.76)	(0.94)	(0.59)	(0.55)	(0.31)
Net asset value, end of period	$29.47	$25.20	$22.06	$34.78	$24.72	$24.68
Market value, end of period	$29.28	$24.97	$22.04	$34.56	$24.70	$24.31
Total Return(b)
Net asset value	16.95%	18.05%	(34.14%)	43.88%	2.24%	25.24%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$94,319	$85,687	$94,879	$299,087	$206,421	$236,923
Ratio to average net assets of:
Net investment income	3.11%	2.27%	2.83%	1.86%	2.23%	1.81%
Total expenses	0.88%	0.90%	0.87%	0.83%	0.84%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.76%	0.75%
Portfolio turnover rate(c)	4%	27%	28%	31%	29%	31%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

FRN Guggenheim Frontier Markets ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$13.76	$11.48	$13.23	$16.79	$17.41	$19.08
Income from investment operations:
Net investment income(a)	0.16	0.34	0.34	0.23	0.38	0.71
Net gain (loss) on investments (realized and unrealized)	1.05	2.41	(1.89)	(3.36)	(0.35)	(1.77)
Total from investment operations	1.21	2.75	(1.55)	(3.13)	0.03	(1.06)
Less distributions from:
Net investment income	—	(0.47)	(0.20)	(0.43)	(0.65)	(0.61)
Total distributions to shareholders	—	(0.47)	(0.20)	(0.43)	(0.65)	(0.61)
Net asset value, end of period	$14.97	$13.76	$11.48	$13.23	$16.79	$17.41
Market value, end of period	$14.94	$13.74	$11.33	$13.33	$16.86	$17.17
Total Return(b)
Net asset value	8.79%	24.72%	(11.59%)	(18.75%)	0.24%	(5.94%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$63,469	$63,834	$39,481	$62,058	$87,970	$112,098
Ratio to average net assets of:
Net investment income	2.18%	2.83%	2.96%	1.50%	2.28%	3.66%
Total expenses	0.99%	1.17%	1.28%	0.77%	0.81%	0.75%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.71%	0.70%
Portfolio turnover rate(c)	37%	74%	57%	94%	24%	46%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

FINANCIAL HIGHLIGHTS continued	November 30, 2017

HGI Guggenheim International Multi-Asset Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$16.81	$14.75	$17.65	$19.61	$17.26	$15.05
Income from investment operations:
Net investment income(a)	0.31	0.53	0.54	0.70	0.65	0.74
Net gain (loss) on investments (realized and unrealized)	0.39	2.07	(2.89)	(2.00)	2.41	2.22
Total from investment operations	0.70	2.60	(2.35)	(1.30)	3.06	2.96
Less distributions from:
Net investment income	(0.28)	(0.54)	(0.55)	(0.66)	(0.68)	(0.75)
Return of capital	—	—	—	—	(0.03)	—
Total distributions to shareholders	(0.28)	(0.54)	(0.55)	(0.66)	(0.71)	(0.75)
Net asset value, end of period	$17.23	$16.81	$14.75	$17.65	$19.61	$17.26
Market value, end of period	$17.15	$16.79	$14.66	$17.60	$19.74	$17.19
Total Return(b)
Net asset value	4.18%	18.09%	(13.30%)	(6.64%)	18.23%	20.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,784	$15,132	$16,229	$26,480	$33,344	$119,116
Ratio to average net assets of:
Net investment income	3.68%	3.45%	3.56%	3.81%	3.70%	4.45%
Total expenses	1.33%	1.37%	1.13%	0.97%	0.84%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	54%	103%	117%	108%	85%	60%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

CUT Guggenheim MSCI Global Timber Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$27.57	$23.63	$26.28	$25.37	$22.19	$15.71
Income from investment operations:
Net investment income(a)	0.19	0.47	0.67	0.61	0.53	0.46
Net gain (loss) on investments (realized and unrealized)	3.74	3.99	(2.96)	0.99	3.01	6.27
Total from investment operations	3.93	4.46	(2.29)	1.60	3.54	6.73
Less distributions from:
Net investment income	—	(0.52)	(0.36)	(0.69)	(0.36)	(0.25)
Total distributions to shareholders	—	(0.52)	(0.36)	(0.69)	(0.36)	(0.25)
Net asset value, end of period	$31.50	$27.57	$23.63	$26.28	$25.37	$22.19
Market value, end of period	$31.49	$27.52	$23.59	$26.26	$25.33	$22.10
Total Return(b)
Net asset value	14.25%	19.09%	(8.72%)	6.50%	15.93%	43.01%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$222,098	$190,203	$163,060	$199,709	$253,668	$223,035
Ratio to average net assets of:
Net investment income	1.30%	1.85%	2.83%	2.44%	2.18%	2.28%
Total expenses	0.67%	0.70%	0.75%	0.76%	0.75%	0.76%
Net expenses	0.55%	0.57%	0.60%	0.70%	0.71%	0.70%
Portfolio turnover rate(c)	4%	8%	60%	29%	5%	2%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

FINANCIAL HIGHLIGHTS continued	November 30, 2017

SEA Guggenheim Shipping ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2017	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited )	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$11.50	$12.01	$19.60	$22.68	$17.51	$16.03
Income from investment operations:
Net investment income(a)	0.24	0.57	1.02	0.99	0.56	0.45
Net gain (loss) on investments (realized and unrealized)	0.05	(0.38)	(7.15)	(3.35)	5.06	1.49
Total from investment operations	0.29	0.19	(6.13)	(2.36)	5.62	1.94
Less distributions from:
Net investment income	(0.28)	(0.70)	(1.46)	(0.72)	(0.45)	(0.46)
Total distributions to shareholders	(0.28)	(0.70)	(1.46)	(0.72)	(0.45)	(0.46)
Net asset value, end of period	$11.51	$11.50	$12.01	$19.60	$22.68	$17.51
Market value, end of period	$11.48	$11.49	$12.00	$19.55	$22.69	$17.43
Total Return(b)
Net asset value	2.44%	1.83%	(32.56%)	(10.52%)	32.57%	12.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$110,489	$103,484	$37,225	$70,577	$117,953	$35,011
Ratio to average net assets of:
Net investment income	4.04%	4.84%	6.95%	4.82%	2.72%	2.76%
Total expenses	0.65%	0.65%	0.65%	0.65%	0.66%	0.65%
Portfolio turnover rate(c)	26%	24%	34%	27%	18%	42%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2017

Note 1 – Organization
Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following seven portfolios have a semi-annual reporting period ended on November 30, 2017:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim MSCI Global Timber ETF
Guggenheim Shipping ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim Canadian Energy Income ETF	S&P/TSX Canadian High Income Energy Index
Guggenheim China Real Estate ETF	AlphaShares China Real Estate Index
Guggenheim China Small Cap ETF	AlphaShares China Small Cap Index
Guggenheim Frontier Markets ETF	BNY Mellon New Frontier Index
Guggenheim International Multi-Asset	Zacks International Multi-Asset
Income ETF	Income Index
Guggenheim MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
Guggenheim Shipping ETF	Dow Jones Global Shipping Index

Guggenheim Funds Investment Advisors, LLC (“GFIA”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Note 2 – Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GFIA (or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Repurchase Agreements
The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well capitalized and well-established financial institutions whose condition will be continually monitored by GFIA. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds’ right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GFIA, liquidity or other considerations so warrant.

(c) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(d) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(e) Investment Transactions and Investment Income
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available.

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Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources.The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

(f) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim Canadian Energy Income ETF	Quarterly
Guggenheim China Real Estate ETF	Annual
Guggenheim China Small Cap ETF	Annual
Guggenheim Frontier Markets ETF	Annual
Guggenheim International Multi-Asset Income ETF	Quarterly
Guggenheim MSCI Global Timber ETF	Annual
Guggenheim Shipping ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.07% at November 30, 2017.

(h) Indemnifications
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 3 – Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract, the Funds pay GFIA investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management
Fund	(as a% of Net Assets)
Guggenheim Canadian Energy Income ETF	0.50%
Guggenheim China Real Estate ETF	0.50%
Guggenheim China Small Cap ETF	0.55%
Guggenheim Frontier Markets ETF	0.50%
Guggenheim International Multi-Asset Income ETF	0.50%
Guggenheim MSCI Global Timber ETF	0.50%

The Guggenheim Shipping ETF pays GFIA a unitary management fee of 0.65% for the services and facilities it provides. Out of the unitary management fee, GFIA pays substantially all the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses

GFIA engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, licensing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The limits are listed below:

		Contract
	Limit	End Date
Guggenheim Canadian Energy Income ETF	0.65%	12/31/20
Guggenheim China Real Estate ETF	0.65%	12/31/20
Guggenheim China Small Cap ETF	0.70%	12/31/20
Guggenheim Frontier Markets ETF	0.65%	12/31/20
Guggenheim International Multi-Asset Income ETF	0.65%	12/31/20
Guggenheim MSCI Global Timber ETF	0.55%	12/31/20

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

For the six months ended November 30, 2017, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Canadian Energy Income ETF	$31,135
Guggenheim China Real Estate ETF	38,765
Guggenheim China Small Cap ETF	60,566
Guggenheim Frontier Markets ETF	101,848
Guggenheim International Multi-Asset Income ETF	43,536
Guggenheim MSCI Global Timber ETF	126,045

Amounts owed to each Fund from the Investment Adviser are shown in the Statements of Assets and Liabilities. These receivables are settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors, and/or employees of the Investment Adviser. The trust does not compensate its officers or trustees who are officers, directors, and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim Canadian Energy Income ETF	Standard & Poor’s
Guggenheim China Real Estate ETF	AlphaShares LLC
Guggenheim China Small Cap ETF	AlphaShares LLC
Guggenheim Frontier Markets ETF	The Bank of New York Mellon Corp.
Guggenheim International Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim MSCI Global Timber ETF	MSCI, Inc.
Guggenheim Shipping ETF	CME Group Index Services LL

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds

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have the right under the securities lending agreement to recover the securities from the borrower on demand.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At November 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the
	Statements of Assets and Liabilities			Securities Lending Collateral
	Value of
	Securities	Collateral	Net	Cash	Non-Cash	Total
Fund	Loaned	Received(a )	Amount	Collateral	Collateral	Collateral
Guggenheim Canadian Energy Income ETF	$1,143,824	$(1,143,824)	$—	$1,189,798	$—	$1,189,798
Guggenheim China Real Estate ETF	9,397,009	(9,397,009)	—	639,056	9,511,976	10,151,032
Guggenheim China Small Cap ETF	16,205,239	(16,205,239)	—	8,261,922	9,424,519	17,686,441
Guggenheim Frontier Markets ETF	818,058	(818,058)	—	839,291	—	839,291
Guggenheim International Multi-Asset Income ETF	634,948	(634,948)	—	651,280	—	651,280
Guggenheim MSCI Global Timber ETF	3,464,706	(3,464,706)	—	1,539,856	2,189,947	3,729,803
Guggenheim Shipping ETF	25,768,608	(25,768,608)	—	18,629,466	8,648,811	27,278,277

(a)	Actual collateral received by the Funds is greater than the amount shown due to over collateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at November 30, 2017:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Dominion Securities, Inc.	$7,644,496	$7,644,716	Various U.S. Government obligations and	$45,213,968	$7,797,386
1.04%			U.S. Government agency securities
Due 12/01/17
Daiwa Capital Markets America	7,644,496	7,644,721	Various U.S. Government obligations and	16,985,810	7,797,386
1.06%			U.S. Government agency securities
Due 12/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,144,496	7,144,703	Various U.S. Government obligations and	9,341,431	7,287,386
1.05%			U.S. Government agency securities
Due 12/01/17
Nomura Securities International, Inc.	6,617,556	6,617,748	Various U.S. Government obligations and	9,796,712	6,749,907
1.05%			U.S. Government agency securities
Due 12/01/17
Deutsche Bank Securities, Inc.	2,132,349	2,132,409	Various U.S. Government obligations and	2,049,857	2,174,996
1.02%			U.S. Government agency securities
Due 12/01/17
BNP Paribas Securities Corp.	290,336	290,344	Various U.S. Government obligations and	285,731	296,143
1.03%			U.S. Government agency securities
Due 12/01/17
Citigroup Global Markets, Inc.	276,940	276,948	Various U.S. Government obligations and	998,860	282,479
1.05%			U.S. Government agency securities
Due 12/01/17

Each Fund’s exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement, each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note 6 – Investments in Securities
For the period ended November 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$3,901,302	$4,029,233
Guggenheim China Real Estate ETF	6,599,788	3,390,670
Guggenheim China Small Cap ETF	5,431,325	3,330,710
Guggenheim Frontier Markets ETF	25,607,389	29,225,600
Guggenheim International Multi-Asset Income ETF	7,562,239	7,553,540
Guggenheim MSCI Global Timber ETF	10,432,457	8,629,669
Guggenheim Shipping ETF	28,886,766	28,651,465

For the period ended November 30, 2017, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$—	$2,449,757
Guggenheim China Real Estate ETF	20,984,445	—
Guggenheim China Small Cap ETF	18,152	5,893,842
Guggenheim Frontier Markets ETF	2,636,437	4,505,796
Guggenheim International Multi-Asset Income ETF	—	1,646,716
Guggenheim MSCI Global Timber ETF	5,704,516	1,355,902
Guggenheim Shipping ETF	8,446,327	1,182,676

Note 7 – Federal Income Taxes
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At November 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

				Net Tax
		Tax Unrealized	Tax Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain (Loss )
Guggenheim Canadian Energy Income ETF	$28,553,668	$672,911	$(5,552,186)	$(4,879,275)
Guggenheim China Real Estate ETF	67,185,033	11,077,381	(4,096,987)	6,980,394
Guggenheim China Small Cap ETF	106,232,924	21,167,857	(24,878,306)	(3,710,449)
Guggenheim Frontier Markets ETF	53,220,981	12,325,456	(1,457,535)	10,867,921
Guggenheim International Multi-Asset Income ETF	13,833,250	1,156,396	(621,170)	535,226
Guggenheim MSCI Global Timber ETF	165,239,396	58,804,880	(977,635)	57,827,245
Guggenheim Shipping ETF	142,718,475	2,417,339	(16,169,096)	(13,751,757)

Tax components of accumulated earnings/(deficit) as of May 31, 2017 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Net Unrealized	Capital Loss
	Undistributed	Appreciation/	Carryforward &	Other Temporary
	Ordinary Income	(Depreciation )	Other Losses	Differences
Guggenheim Canadian Energy Income ETF	$221,771	$(5,924,065)	$(96,324,963)	$—
Guggenheim China Real Estate ETF	482,158	1,786,438	(15,103,018)	—
Guggenheim China Small Cap ETF	2,669,638	(17,097,517)	(64,841,408)	—
Guggenheim Frontier Markets ETF	1,120,854	5,785,430	(73,899,028)	—
Guggenheim International Multi-Asset Income ETF	11,618	738,089	(37,280,314)	—
Guggenheim MSCI Global Timber ETF	2,007,980	33,255,572	(46,427,119)	—
Guggenheim Shipping ETF	2,160,982	(18,286,829)	(18,242,236)	(962,837)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

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Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), was as follows:

Ordinary Income
Guggenheim Canadian Energy Income ETF	$846,327
Guggenheim China Real Estate ETF	950,372
Guggenheim China Small Cap ETF	3,021,200
Guggenheim Frontier Markets ETF	1,546,958
Guggenheim International Multi-Asset Income ETF	556,170
Guggenheim MSCI Global Timber ETF	3,735,200
Guggenheim Shipping ETF	3,310,900

For Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2017 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:

			Unlimited
					Total Capital Loss
	Expires in 2018	Expires in 2019	Short-Term	Long-Term	Carryforward
Guggenheim Canadian Energy Income ETF	$(12,656,635)	$(713,500)	$(50,360,362)	$(32,594,466)	$(96,324,963)
Guggenheim China Real Estate ETF	(4,375,466)	(6,818,237)	(982,830)	(2,926,485)	(15,103,018)
Guggenheim China Small Cap ETF	(5,907,224)	—	(8,268,296)	(50,665,888)	(64,841,408)
Guggenheim Frontier Markets ETF	(3,686,218)	(364,152)	(10,436,803)	(59,411,855)	(73,899,028)
Guggenheim International Multi-Asset Income ETF	(3,876,528)	(2,491,614)	(19,460,277)	(11,451,895)	(37,280,314)
Guggenheim MSCI Global Timber ETF	(17,944,749)	(1,561,810)	(13,008,404)	(13,912,156)	(46,427,119)
Guggenheim Shipping ETF	—	—	(4,725,435)	(13,516,801)	(18,242,236)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

	Expired	Utilized	Total
Guggenheim Canadian Energy Income ETF	$3,622,034	$—	$3,622,034
Guggenheim Frontier Markets ETF	241,589	—	241,589
Guggenheim International
Multi-Asset Income ETF	2,191,498	536,388	2,727,886
Guggenheim MSCI Global Timber ETF	3,822,255	1,245,931	5,068,186

Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. During the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), none of the Funds incurred nor will elect to defer any current year post-October losses.

Note 8 – Capital
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $4,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 9 – Subsequent Events
Guggenheim Investments announced on September 28, 2017, that its parent company, Guggenheim Capital, LLC, had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). On November 16, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund into a corresponding newly-created exchange-traded fund of the PowerShares by Invesco family of funds (each, an “Acquiring Fund”). Each Acquiring Fund will have the same investment objective and will track the same underlying index as its corresponding Fund, and will be subject to substantially the same principal investment strategies, policies and risks as the corresponding Fund, but as part of an Invesco-structured platform. Each Reorganization is subject to shareholder approval of the applicable Fund. Fund shareholders of record as of December 20, 2017 will be asked to vote on the proposed Reorganizations at the joint special meeting of shareholders to be held on or about February 16, 2018. If approved by shareholders, each Reorganization is expected to close shortly after the joint special meeting of shareholders. However, the closing of the Transaction is subject to various terms and conditions and, therefore, may be delayed or even terminated due to unforeseen circumstances.

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 63

OTHER INFORMATION (Unaudited)	November 30, 2017

Federal Income Tax Information
In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)	November 30, 2017

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling 800.820.0888.

The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	95	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2014	Current:Retired Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	92	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee (Effective 5/24/17)	Since 2014	Current: President, Washburn University (1997-present).	92	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	92	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	92	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003-April 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	97	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	92	Current: Robert J. Dole Institute of Politics (2016-present); Stormont- Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University (1999-present).

					Former: Topeka Community Foundation (2009-2014).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	94	Former: Bennett Group of Funds (2011-2013).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) continued	November 30, 2017

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Officers:
Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present). AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley (1972)	Assistant Treasurer	Since 2006	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Keith D. Kemp (1960)	Assistant Treasurer	Since 2016	Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investments Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investments, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).
Amy J. Lee (1961)	President, Chief Executive Officer and Chief Legal Officer	Since November 2017 (President and Chief Executive Officer) Since 2014 (Chief Legal Officer)	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017- present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) continued	November 30, 2017

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers continued:
Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).
Jon Szafran (1989)	Assistant Treasurer	Since November 2017	Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 67

TRUST INFORMATION	November 30, 2017

Board of Trustees Randall C. Barnes Donald A. Chubb, Jr. Jerry B. Farley Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Maynard F. Oliverius Ronald E. Toupin, Jr., Chairman
Principal Executive Officers
Joanna M. Catalucci
Chief Compliance Officer
Amy J. Lee
President, Chief Executive Officer and
Chief Legal Officer
Mark E. Mathiasen
Secretary
John L. Sullivan
Chief Financial Officer, Chief Accounting
Officer and Treasurer

Investment Adviser Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL	Administrator
MUFG Investor Services
(US), LLC
Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Tysons, VA

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)	November 30, 2017

Our Commitment to You
When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim

Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties.

In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means you are already opted out.

How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 69

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ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $260 billion in assets under supervision as of March 31, 2017. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Messrs. Byrum and King have managed the Funds’ portfolios since December 2013. Ms. Gao has managed the Funds’ portfolios since January 2014.

Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 is an investment company consisting of 14 separate exchange-traded “index funds” as of May 31, 2017. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800)345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC

227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/18)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-002-SAR-1117

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not Applicable.
Item 13.  Exhibits.
(a)(1)   Not Applicable.
(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a)  under the Investment Company Act.
(a)(3)   Not Applicable.
(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Claymore Exchange-Traded Fund Trust 2
By:          /s/ Amy J. Lee
Name:     Amy J. Lee
Title:       President, Chief Executive Officer and Chief Legal Officer
Date:       February 7, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:           /s/ Amy J. Lee
Name:     Amy J. Lee
Title:       President, Chief Executive Officer and Chief Legal Officer
Date:       February 7, 2018
By:          /s/ John L. Sullivan
Name:     John L. Sullivan
Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:       February 7, 2018